UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
                  Investment Company Act file number 811-21906

                       Claymore Exchange-Traded Fund Trust
       -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   2455 Corporate West Drive, Lisle, IL 60532
       -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                J. Thomas Futrell
                   2455 Corporate West Drive, Lisle, IL 60532
       -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 505-3700

                         Date of fiscal year end: May 31

                   Date of reporting period: November 30, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the "Investment Company Act"), is as follows:

SEMIANNUAL REPORT
Claymore Exchange-Traded Fund Trust
November 30, 2009 (Unaudited)

CLAYMORE ETF Graphic
CLAYMORE ETFs
Access to Innovation

LVL |   Claymore/S&P Global Dividend Opportunities Index ETF
UBD |   Claymore U.S. Capital Markets Bond ETF
ULQ |   Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
IRO |   Claymore/Zacks Dividend Rotation ETF

                                                                     CLAYMORE(R)

                                                                WWW.CLAYMORE.COM

                                                    ... your road to the LATEST,

                                           most up-to-date INFORMATION about the

                                             Claymore Exchange-Traded Fund Trust


The shareholder report you are reading right now is just the beginning of the story. Online at WWW.CLAYMORE.COM, you will find:

o   Daily and historical fund pricing, fund returns, portfolio holdings and characteristics, and distribution history.

o   Investor guides and fund fact sheets.

o Regulatory documents including a prospectus and copies of shareholder reports.

Claymore Securities is constantly updating and expanding shareholder information services on each Fund's website, in an ongoing effort to provide you with the most current information about how your Fund's assets are managed, and the results of our efforts. It is just one more small way we are working to keep you better informed about your investment.


CONTENTS
----------------------------------------------------
Dear Shareholder                                3

Economic and Market Overview                    5

Management Discussion of Fund Performance       6

Fund Summary & Performance                     12

Overview of Fund Expenses                      18

Portfolio of Investments                       19

Statement of Assets and Liabilities            28

Statement of Operations                        29

Statement of Changes in Net Assets             30

Financial Highlights                           32

Notes to Financial Statements                  36

Supplemental Information                       41

Trust Information                              47

About the Fund Manager                    Back Cover

2 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust

Dear Shareholder |

As the investment adviser, to the Claymore exchange-traded funds, Claymore Advisors, LLC ("Claymore" or the "Adviser") is pleased to present the semiannual shareholder report for four of our exchange-traded funds ("ETFs" or "Funds"). This report covers performance of these funds for the semiannual period ended November 30, 2009.

The ETFs covered in this report are:

     o    Claymore/S&P Global Dividend Opportunities Index ETF (ticker:"LVL")

     o    Claymore U.S. Capital Markets Bond ETF (ticker:"UBD")

     o    Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
          (ticker:"ULQ")

     o    Claymore/Zacks Dividend Rotation ETF (ticker:"IRO")

The investment objective of each Fund is to seek investment results that correspond generally to the performance, before each Fund's fees and expenses, of its respective underlying index as named in its prospectus.

On October 15, 2009, Guggenheim Partners, LLC, ("Guggenheim"), a global diversified financial services firm, and Claymore Group Inc., parent of each Fund's Adviser, announced the completion of a previously announced merger. The closing of the transaction took place on October 14, 2009. This transaction resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, as amended, (the "1940 Act"), the consummation of this transaction resulted in the automatic termination of the Advisory & Sub-Advisory Agreements. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the "Interim Advisory Agreement") and an interim investment sub-advisory agreement among the Trust (on behalf of the Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (together the "Sub-Advised Funds")), the Adviser and Mellon Capital Management Corporation ("Mellon") (the "Interim Sub-Advisory Agreement" and together with the Interim Advisory Agreement, the "Interim Agreements"). The Interim Agreements took effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund and a new investment sub-advisory agreement by the shareholders of the Sub-Advised Funds. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement and the sub-advisory fees earned by Mellon pursuant to the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Agreements. If each Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to each Fund shall be paid to the Adviser. If the Sub-Advised Fund's shareholders approve a new sub-advisory agreement with Mellon prior to the expiration of the term of the Interim Sub-Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Sub-Advised Funds shall be paid to Mellon. If each Fund's shareholders do not approve a new advisory agreement with the Adviser, or if the Sub-Advised Funds' shareholders do not approve a new sub-advisory agreement with Mellon, prior to the expiration of the term of the Interim Agreements, the Adviser or Mellon, as

                                       Semiannual Report | November 30, 2009 | 3

Claymore Exchange-Traded Fund Trust | DEAR SHAREHOLDER continued

applicable, shall be paid, out of the escrow account with respect to the relevant Fund, the lesser of (i) the Adviser's or Mellon's costs incurred in providing the services under the Interim Agreements (including any interest earned on that amount while in escrow) with respect to the relevant Fund; or
(ii) the total amount in the escrow account (including any interest earned) with respect to such Fund. Other than the effective dates and the provisions set forth above regarding the advisory and sub-advisory fees' placement into an escrow account, the terms and conditions of the Interim Agreements are substantively identical to those of the original Advisory Agreement and Sub-Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Adviser (the "New Advisory Agreement") and a new investment sub-advisory agreement among the Trust (on behalf of the Sub-Advised Funds), the Adviser and Mellon (the "New Sub-Advisory Agreement" and together with the New Advisory Agreement, the "New Agreements") and recommended that the New Agreements be submitted to the shareholders of the relevant Funds for their approval. The New Agreements will take effect with respect to a Fund upon approval by the shareholders of such Fund and will have an initial term of one year. Thereafter, the New Agreements will continue in effect only if such continuance is approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of the New Advisory Agreement and New Sub-Advisory Agreement and those of the prior Advisory Agreement and Sub-Advisory Agreement, respectively.

We consider the merger with Guggenheim to be a tremendous opportunity for Claymore and our clients. As part of a platform as strong and significant as Guggenheim Partners, we will be able to continue developing our unique investment products for financial advisors and individual investors. Claymore remains committed to providing investors with innovative index-strategy-driven investment solutions, and we currently offer ETFs with a wide range of domestic and global themes. We have partnered with a diverse group of index providers to create some of the most distinctive ETFs available. The index providers design indices using defined selection methodologies in the creation of their indices. Unlike ETFs that track traditional indices representing broad market participation, the indices that many of Claymore's U.S.-listed ETFs track or sample from seek to capture the investment potential of unique strategies. We believe that a strategy-driven, quantitative process provides a disciplined investment approach to help meet long-term investment goals.

To learn more about economic and market conditions over the last year and the performance of each ETF, we encourage you to read the Economic and Market Overview section of the report, which follows this letter, and the Management Discussion of Fund Performance for each ETF, begins on page 6.

Sincerely,

/s/ J. Thomas Futrell

J. Thomas Futrell
Chief Executive Officer
Claymore Exchange-Traded Fund Trust

4 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust

Economic and Market Overview |

During the six-month period ended November 30, 2009, capital markets continued the recovery that began in March 2009, following a period of extreme dislocations in financial markets. The Standard & Poor's 500 Index, which is generally regarded as an indicator of the broad U.S. stock market, returned 20.50% for the six months ended November 30, 2009. The pace of recovery in international equity markets was similar to that of the U.S. stock markets with the Morgan Stanley Capital International ("MSCI") World Index, which measures performance of world equity markets, returning 19.53% for the same six-month period. The return differential between developed and emerging markets was not as significant over this period as it was in previous periods, though emerging markets did outperform. The MSCI Europe-Australasia-Far East Index ("EAFE") Index, which is composed of approximately 1,100 companies in 20 developed countries in Europe and the Pacific Basin, returned 19.65%, while the return of the MSCI Emerging Market Index, which measures market performance in global emerging markets, was 24.56% over the same period.

In the bond market, lower rated issues performed better than the highest rated bonds, reflecting investors' increasing willingness to embrace credit risk. The Barclays Capital U.S. Aggregate Bond Index, which measures the return of the investment grade rated segment of the U.S. bond market as a whole, returned 6.21% for the six months ended November 30, 2009. The return of the Barclays U.S. Corporate High Yield Index, which measures performance of high yield bonds, often referred to as "junk bonds," was 20.80% . The Barclays U.S. Treasury Composite Index, which measures performance of U.S. Treasury notes with a variety of maturities, returned 3.25% . Reflecting the Federal Reserve's highly accommodative monetary policy, interest rates on short-term securities were at their lowest levels in many years: the return of the Barclays Capital U.S. Treasury Bill 1-3 Months Index was 0.08% for the period.

The U.S. equity market demonstrated considerable resiliency during the last few weeks of the period. The bond market strengthened throughout the period, with credit spreads narrowing, the availability of credit improving and liquidity returning to the markets. Strength in the markets, despite economic news that was not entirely positive, seems to indicate that investors believe the economy and markets will improve in the months ahead. In late October, the Bureau of Economic Analysis of the U.S. Department of Commerce reported positive growth in real gross domestic product (GDP) for the third quarter of 2009. While most economists believe that a period of economic recovery began in the summer of 2009, the National Bureau of Economic Research ("NBER") has not yet officially declared an end to the recession that began in December 2007.

Business indicators, particularly statistics on inventory and business investment, have begun to strengthen. The housing market has shown some signs of improvement, although recovery will likely be constrained by excess supply. The Federal Reserve has indicated that it will keep short-term rates near zero until they are confident that the economy is progressing toward a self-sustaining recovery. As powerful as these factors are in spurring a recovery, because the U.S. economy is largely driven by consumer activity, stabilization or improvement in the labor markets is essential for a consumer-led recovery. Recent employment reports raise the probability that the U.S. economy will begin to experience job growth, which should support economic growth, in 2010. World economies also appear to be recovering from a severe economic and financial crisis, with particular strength in emerging Asian markets.

--------------------------------------------------------------------------------
INDEX DEFINITIONS

All indices described below are unmanaged, reflect no expenses and it is not possible to invest directly in any index.

BARCLAYS CAPITAL U.S. AGGREGATE BOND INDEX is an unmanaged market value-weighted measure of U.S. Treasury issues, corporate bond issues, mortgage-backed securities and other asset-backed securities.

BARCLAYS CAPITAL U.S. TREASURY BILL 1-3 MONTHS INDEX tracks the performance of U.S. Treasury bills with a remaining maturity of one to three months. U.S. Treasury bills, which are short-term loans to the U.S. government, are full-faith-and-credit obligations of the U.S. Treasury and are generally regarded as being free of any risk of default.

THE MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI") WORLD INDEX is a float-adjusted capitalization weighted index created by Morgan Stanley Capital International to measure equity market performance throughout the world.

                                       Semiannual Report | November 30, 2009 | 5

Claymore Exchange-Traded Fund Trust

Management Discussion of FUND PERFORMANCE |

LVL | Claymore/S&P Global Dividend Opportunities Index ETF

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FUND OVERVIEW

THE CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF, NYSE
ARCA TICKER: LVL (the "Fund") seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the S&P Global Dividend Opportunities Index (the "Dividend Opportunities Index" or the "Index").

The Index consists of 100 securities that offer high dividend yields chosen from a universe consisting of the stocks listed on the exchanges of those countries included in the S&P/Global Broad Market Index. Potential Index constituents include common stocks, master limited partnerships ("MLPs") and Amer-ican depositary receipts ("ADRs") with market capitalizations greater than $1.5 billion at the time of reconstitution, which for ADRs is determined based on an evaluation of the underlying security, and includes securities of mid-and large capitalization companies, as defined by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., the Fund's index provider. The Fund will normally invest at least 90% of its total assets in common stocks, MLPs and ADRs that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of
1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weights in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 31.64%, representing a change in market price to $14.34 on November 30, 2009, from $11.24 on May 31, 2009. On an NAV basis, the Fund generated a total return of 27.52%, representing a change in NAV to $14.27 on November 30, 2009, from $11.55 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the S&P Global Dividend Opportunities Index underlying index returned 28.74% . Prior to September 30, 2008 the Fund's name was "Claymore/BBD High Income Index ETF," and the Fund sought to replicate an index called the "Benchmarks by Design High Income Index." Based upon this change, management believes that instituting a change to the Fund's benchmark from the Dow Jones U.S. Select Dividend Index, a domestic index comprised of dividend yielding stocks in the U.S., to the MSCI World Index, is appropriate. On a going forward basis, the Fund's performance will be compared against the MSCI World Index, which returned 19.53% for the same period.

The Fund made quarterly distributions of $0.2630 per share on June 30, 2009, and $0.1080 per share on September 30, 2009. In addition, the Fund made a quarterly distribution of $0.0800 per share on December 31, 2009.

6 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

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PERFORMANCE ATTRIBUTION

For the six-month period ended November 30, 2009, the financials sector made the strongest contribution to returns, followed by the industrials sector. The consumer staples and consumer discretionary sectors detracted from performance.

Positions that contributed strongly to returns included Wesfarmers Ltd., a diversified company headquartered in Australia; Kumba Iron Ore Ltd., a South African mining company; and Banco Bilbao Vizcaya Argentaria SA, a diversified international financial group headquartered in Spain (3.6%, 3.5% and 3.7% of total investments, respectively). Positions that detracted most significantly from returns included French auto manufacturer Renault SA; Outokumpu Oyj, an international stainless steel company based in Finland; and PagesJaunes Groupe, a French company that publishes and distributes printed directories (the three aforementioned holdings were not held in portfolio at period end).

                                       Semiannual Report | November 30, 2009 | 7

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

UBD | Claymore U.S. Capital Markets Bond ETF

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FUND OVERVIEW

THE CLAYMORE U.S. CAPITAL MARKETS BOND ETF, NYSE ARCA TICKER: UBD
(the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a fixed income securities index called CPMKTB -- The Capital Markets Bond Index(SM) (the "CPMKTB Index" or the "Index").

The Index is a total return index comprised of long-term U.S. investment grade fixed income securities. The number of securities included in the Index has ranged from approximately 5,100 to 7,800 securities during the previous 10-year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. Securities eligible for inclusion in the Index, as determined by Dorchester Capital Management LLC, the Fund's index provider, are long-term fixed income securities (defined as those with redemption dates greater than one year from the start of the month as determined by yield to worst calculation), including U.S. Treasury securities, U.S. federal agency and other government sponsored entities' fixed income securities, investment grade U.S. corporate fixed income securities and U.S. agency mortgage pass-through securities such as those issued by Ginnie Mae, Fannie Mae, and Freddie Mac that are backed by pools of mortgages. The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Fund will at all times invest at least 80% of its total assets in fixed income securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. fixed income securities. Claymore Advisors, LLC is the Fund's adviser. Mellon Capital Management Corporation, the Fund's investment subadviser, seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation.

The Fund utilizes a sampling approach in seeking to achieve its objective. Sampling means that the investment subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

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FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 15.68%, representing a change in market price to $49.25 on November 30, 2009, from $43.05 on May 31, 2009. On an NAV basis, the Fund generated a total return of 5.56%, representing a change in NAV to $52.64 on November 30, 2009, from $50.39 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price discount to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the CPMKTB Index returned 3.13% and the Barclays U.S. Aggregate Bond Index returned 6.21% for the same period.

The Fund made the following monthly income distributions per share:

DATE                        AMOUNT
June 30, 2009               $0.099
July 31, 2009               $0.092
August 31, 2009             $0.091
September 30, 2009          $0.087
October 30, 2009            $0.088
November 30, 2009           $0.083

In addition, a monthly distribution of $0.0970 per share was made on December 31, 2009. A supplemental distribution of $0.572 and a short-term capital gain distribution of $0.429 was also made on December 31, 2009.

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PERFORMANCE ATTRIBUTION

At the beginning of the Fund's fiscal year, 25.7% of the Fund's total investments were in U.S. Treasury securities, 47.1% in U.S. Agency bonds, and 27.2% in corporate bonds. At period end, 27.0% of the Fund's total investments were in U.S. Treasury securities, 46.4% in U.S. Agency bonds, and 26.6% in corporate bonds. Bonds with lower credit ratings contributed most significantly to returns, while higher rated bonds contributed less, but still positively contributed to returns, as investors became increasingly comfortable with credit risk during the period. Corporate bonds in the financials and industrials sectors were among the best performing securities in the portfolio, reflecting a dramatic tightening in credit spreads, as markets became more liquid and more stable.

8 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF, NYSE ARCA
TICKER: ULQ (the "Fund"), seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of a money market and micro-term fixed income securities index called CPMKTL -- The Capital Markets Liquidity Index(SM) (the "CPMKTL Index" or the "Index").

The Index is a total return index comprised of micro-term U.S. investment grade fixed income securities and money market instruments as. The number of securities included in the Index has ranged from approximately 1,000 to 2,350 in the previous 10-year period; however, the number of securities included in the Index varies from month to month and may be higher or lower than the historical range. The Index includes micro-term U.S. Treasury fixed income securities, micro-term U.S. federal agency and other government sponsored entities' fixed income securities, micro-term investment grade U.S. corporate fixed income securities, commercial paper, bankers acceptances, large time deposits, and U.S. federal agency discount notes as determined by Dorch-ester Capital Management LLC, the Fund's index provider (the "Index Provider"). The Index may also include U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies. The Index Provider defines "micro-term" fixed income securities as those with a redemption date of less than a year from the start of the month, as determined by yield to worst calculation. The Fund will at all times invest at least 80% of its total assets in fixed income securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. The Fund also will normally invest at least 80% of its net assets in U.S. fixed income securities. Claymore Advisors, LLC is the Fund's adviser (the "Adviser"). Mellon Capital Management Corporation, the Fund's investment subadviser (the "Investment Subadviser"), seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund utilizes a sampling approach in seeking to achieve its objective. Sampling means that the Investment Subadviser uses quantitative analysis to select securities from the Index universe to obtain a representative sample of securities that resemble the Index in terms of key risk factors, performance attributes and other characteristics.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 0.05%, representing a change in market price $49.85 on November 30, 2009, from $49.84 on May 31, 2009. On an NAV basis, the Fund generated a total return of 0.01%, representing a change in NAV to $49.82 on November 30, 2009, from $49.83 on May 31, 2009. At the end of the period the Fund's shares were trading at a slight market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the CPMKTL Index generated a total return of returned -0.12% and the Barclays Capital U.S. Treasury Bill 1-3 Months Index returned 0.08% for the same period.

The Fund made the following monthly income distributions per share:


DATE                        AMOUNT
June 30, 2009               $0.011
July 31, 2009               $0.005
August 31, 2009             $0.003
September 30, 2009          $0.001

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PERFORMANCE ATTRIBUTION

During the six-month period ended November 30, 2009 interest rates on short-term securities were at their lowest levels in many years, reflecting the Federal Reserve's highly accommodative monetary policy. All asset classes had positive returns for the period. The Fund's holdings of investment grade corporate bonds and commercial paper (63.9% of total investments at period end), which had average yields of 1.15% and 0.50%, respectively over the period, performed better than U.S. Government and Agency Securities securities (31.3% of total investments at period end), which had an average yield of 0.27% .. The Fund also held certificates of deposit during the period (4.8% of total investments at period end).

                                       Semiannual Report | November 30, 2009 | 9

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

IRO | Claymore/Zacks Dividend Rotation ETF

--------------------------------------------------------------------------------
FUND OVERVIEW

THE CLAYMORE/ZACKS DIVIDEND ROTATION ETF, NYSE ARCA TICKER: IRO
(the "Fund") , seeks investment results that correspond generally to the performance, before the Fund's fees and expenses, of an equity index called the Zacks Dividend Rotation Index (the "Index").

The Index is comprised of approximately 100 stocks selected, based on investment and other criteria, from a universe of the 1,500 largest listed equity companies (based on market capitalization) that pay dividends at least annually (in any amount). The universe of companies eligible for inclusion in the Index is comprised of all U.S. stocks listed on domestic exchanges, including American depositary receipts ("ADRs") and master limited partnerships ("MLPs"). The companies in the universe are selected using a proprietary methodology developed by Zacks Investment Research, Inc. ("Zacks"), the Fund's index provider. The Index will include companies with capitalizations between $200 million and $450 billion, which include companies of all market capitalizations as defined by Zacks. The Fund will at all times invest at least 90% of its total assets in securities that comprise the Index and investments that have economic characteristics that are substantially identical to the economic characteristics of the component securities that comprise the Index. Claymore Advisors, LLC, the Fund's adviser (the "Adviser") seeks a correlation over time of 0.95 or better between the Fund's performance and the performance of the Index. A figure of 1.00 would represent perfect correlation. The Fund generally will invest in all of the stocks comprising the Index in proportion to their weightings in the Index.

--------------------------------------------------------------------------------
FUND PERFORMANCE

All Fund returns cited--whether based on net asset value ("NAV") or market price--assume the reinvestment of all distributions. This report discusses the semiannual fiscal period ended November 30, 2009.

On a market price basis, the Fund generated a total return of 25.87%, representing a change in market price to $18.06 on November 30, 2009, from $14.58 on May 31, 2009. On an NAV basis, the Fund generated a total return of 24.43%, representing a change in NAV to $18.05 on November 30, 2009, from $14.74 on May 31, 2009. At the end of the period the Fund's shares were trading at a market price premium to NAV, which is to be expected from time to time.

For underlying index and broad market comparison purposes, the Zacks Dividend Rotation Index returned 25.37% and the Dow Jones U.S. Select Dividend Index returned 22.60% for the same period.

The Fund made quarterly distributions of $0.1140 per share on June 30, 2009 and $0.1510 per share on September 30, 2009. The Fund made a quarterly distribution of $0.1530 per share and a supplemental distribution of $0.1840 on December 31, 2009.

--------------------------------------------------------------------------------
PERFORMANCE ATTRIBUTION

For the six-month period ended November 30, 2009, the utilities sector made the strongest contribution to performance, followed by the industrials sector. The only sector with a negative return was energy. Positions that contributed strongly to performance included HCP, Inc., a real estate investment trust focused on properties serving the health care industry (1.8% of total investments at period end); Dime Community Bancshares, Inc., a savings bank with office in the New York City boroughs of Brooklyn, Queens, and the Bronx, and in Nassau County, New York (not held in portfolio at period end); and Twin Disc, Inc., which designs, manufactures, and sells marine and heavy duty off-highway power transmission equipment (0.5% of total investments at period end). Positions that detracted most significantly from performance included Albany International Corp., a diversified manufacturer of industrial goods; OceanFirst Financial Corp., Inc., a savings bank headquartered in New Jersey; and NYSE Euronext, a diverse exchange group that offers a range of investment-related products and services (the three aforementioned holdings were not held in portfolio at period end).

10 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | MANAGEMENT DISCUSSION OF FUND PERFORMANCE continued

--------------------------------------------------------------------------------
RISKS AND OTHER CONSIDERATIONS

The views expressed in this report reflect those of the portfolio managers and Claymore only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

This information does not represent an offer to sell securities of the Funds and it is not soliciting an offer to buy securities of the Funds. An investment in the various Claymore ETFs is subject to certain risks and other considerations. Below are some general risks and considerations associated with investing in the Fund, which may cause you to lose money, including the entire principal that you invest. Please refer to the individual ETF prospectus for a more detailed discussion of the Fund-specific risks and considerations.

EQUITY RISK (EXCLUDES UBD AND ULQ):The value of the securities held by the Funds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Funds participate, or factors relating to specific companies in which the Funds invest.

MICRO-, SMALL- AND MEDIUM-SIZED COMPANY RISK: If the Fund invests in securities of these companies, it will be subject to greater risk as their stocks may be more volatile and less liquid than investing in more established companies. These stocks may have returns that vary, sometimes significantly, from the overall stock market. Micro-cap companies may be newly formed, less developed and there may be less available information about the company.

NON-CORRELATION RISK: The Fund's return may not match the return of the Index including, but not limited to, operating expenses and costs in buying and selling securities to reflect changes in the Index. The Fund may not be fully invested at times. If the Fund utilizes a sampling approach or futures or other derivative positions, its return may not correlate with the Index return, as would be the case if it purchased all of the stocks with the same weightings as the Index.

REPLICATION MANAGEMENT RISK: The Fund is not "actively" managed. Therefore, it would not necessarily sell a stock because the stock's issuer was in financial trouble unless that stock is removed from the Index.

ISSUER-SPECIFIC CHANGES:The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers.

NON-DIVERSIFIED FUND RISK:The Fund can invest a greater portion of assets in securities of individual issuers than a diversified fund. Changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

FOREIGN INVESTMENT RISK (IRO AND LVL): Investing in non-U.S. issuers, although limited to ADRs, may involve unique risks such as currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

FOREIGN ISSUERS RISK (UBD AND ULQ): Investing in U.S. registered, dollar-denominated bonds of foreign corporations, governments, agencies and supra-national agencies which have different risks than investing in U.S. companies. These include currency, political, and economic risk, as well as less market liquidity, generally greater market volatility and less complete financial information than for U.S. issuers.

INDUSTRY RISK: If the Index is comprised of issuers in a particular industry or sector, the Fund would therefore be focused in that industry or sector. Accordingly, the Fund may be subject to more risks than if it were broadly diversified over numerous industries and sectors of the economy.

THE CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF is also subject to REIT Risk, Master Limited Partnership (MLP) Risk, Risks of Investing In Other Investment Companies, Preferred Stock Risk, Distribution Risk, and the following primary risks of strategies pursued by the types of CEFs in which the Fund may invest. Credit Risk, High Yield Risk, Convertible Security Risk, Prepayment Risk.

THE CLAYMORE/ZACKS DIVIDEND ROTATION ETF is also subject to QDI Tax Risk, Financial Sector Risk, Master Limited Partnership (MLP) Risk, Non-Correlation Risk, and Portfolio Turnover Risk.

THE CLAYMORE U.S. CAPITAL MARKETS BOND ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Extension Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Mortgage-Backed Securities Risk, Finance Services Sector Risk, and Sampling Risk.

THE CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF is also subject to Asset Class Risk, Call Risk/Prepayment Risk, Credit/Default Risk, Derivatives Risk, Income Risk, Interest Rate Risk, Liquidity Risk, Sampling Risk, and Finance Services Sector Risk. The Fund is not a money market fund and thus does not seek to maintain a stable net asset value of $1.00 per share.

IN ADDITION TO THE RISKS DESCRIBED, THERE ARE CERTAIN OTHER RISKS RELATED TO INVESTING IN THE FUNDS. THESE RISKS ARE DESCRIBED FURTHER IN THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

                                      Semiannual Report | November 30, 2009 | 11

Claymore Exchange-Traded Fund Trust |

Fund SUMMARY & PERFORMANCE | AS OF NOVEMBER 30, 2009 (unaudited)

LVL | Claymore/S&P Global Dividend Opportunities Index ETF


FUND STATISTICS
----------------------------------------------------------------
Share Price                                              $14.34
Net Asset Value                                          $14.27
Premium/Discount to NAV                                   0.49%
Net Assets ($000)                                       $11,418
----------------------------------------------------------------

TOTAL RETURNS
----------------------------------------------------------------
                                                          SINCE
                                                      INCEPTION
(INCEPTION 6/25/07)             SIX MONTHS ONE YEAR (ANNUALIZED)
----------------------------------------------------------------
CLAYMORE/S&P GLOBAL DIVIDEND
OPPORTUNITIES INDEX ETF
  NAV                              27.52%   66.71%     -15.40%
  Market                           31.64%   68.14%     -15.23%
----------------------------------------------------------------
Benchmarks By Design
High Income Index/S&P Global
Dividend Opportunities Index(1)    28.74%   68.09%     -14.92%
----------------------------------------------------------------
MSCI World Index                   19.53%   32.38%     -10.19%
----------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $24.98 per share for share price returns or initial net asset value
(NAV) of $24.98 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.06%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 2.46% . There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses will be higher than 0.60% . Without this expense cap, actual returns would be lower.

                        % OF TOTAL
COUNTRY BREAKDOWN      INVESTMENTS
----------------------------------
United States               22.1%
Australia                   11.8%
Canada                       9.2%
Spain                        7.0%
Finland                      5.4%
Germany                      5.2%
Italy                        4.2%
Netherlands                  4.0%
Israel                       3.8%
France                       3.7%
Portugal                     3.6%
Turkey                       3.6%
South Africa                 3.5%
United Kingdom               3.4%
Belgium                      3.3%
Bermuda                      2.6%
Switzerland                  1.6%
Czech Republic               0.6%
Russia                       0.6%
China                        0.4%
Austria                      0.4%
Taiwan                       0.0%
----------------------------------

                        % OF TOTAL
CURRENCY DENOMINATION  INVESTMENTS
----------------------------------
Euro                        36.7%
United States Dollar        27.7%
Australian Dollar           11.8%
Canadian Dollar              9.2%
All other currencies        14.6%
----------------------------------

--------------------
(1) The above benchmark returns reflect the blended return of the Benchmarks By Design High Income Index from 6/1/08 - 9/29/08 and the return of the S&P Global Dividend Opportunities Index, net of foreign withholding taxes, from 9/30/08 - 11/30/09.

12 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF (continued)

                                              % OF
PORTFOLIO BREAKDOWN                     NET ASSETS
--------------------------------------------------
Financials                                  25.8%
Telecommunication Services                  14.1%
Industrials                                 11.6%
Energy                                       9.2%
Utilities                                    7.7%
Materials                                    7.2%
Consumer Discretionary                       6.0%
Consumer Staples                             5.0%
Health Care                                  4.8%
--------------------------------------------------
Total Common Stock                          91.4%
--------------------------------------------------
Exchange-Traded Funds                        0.4%
Income Trusts                                7.7%
Master Limited Partnerships                  0.4%
Warrants                                     0.0%
--------------------------------------------------
Total Investments                           99.9%
Other Assets in excess of Liabilities        0.1%
--------------------------------------------------
Net Assets                                 100.0%
--------------------------------------------------

                                        % OF TOTAL
TOP TEN HOLDINGS                       INVESTMENTS
--------------------------------------------------
Banco Bilbao Vizcaya Argentaria SA           3.7%
Wesfarmers Ltd.                              3.6%
Bendigo and Adelaide Bank Ltd.               3.6%
Tupras Turkiye Petrol Rafine                 3.6%
Kumba Iron Ore Ltd.                          3.5%
Mediaset SpA                                 3.3%
Koninklijke BAM Groep NV                     3.3%
Home Properties, Inc.                        3.2%
Orion Oyj - Class B                          3.2%
Baytex Energy Trust                          3.1%
--------------------------------------------------

Portfolio breakdown is shown as a percentage of net assets. Country breakdown, currency denomination and holdings are shown as a percentage of total investments. Both are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

DISTRIBUTIONS TO SHAREHOLDERS
Bar Chart:
12/08   0.141
03/09   0.039
06/09   0.263
09/09   0.108


                                      Semiannual Report | November 30, 2009 | 13

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF

FUND STATISTICS
----------------------------------------------------------
Share Price                                        $49.25
Net Asset Value                                    $52.64
Premium/Discount to NAV                            -6.44%
Net Assets ($000)                                  $5,264
----------------------------------------------------------

TOTAL RETURNS
----------------------------------------------------------
                                                    SINCE
                                   SIX   ONE    INCEPTION
(INCEPTION 2/12/08)             MONTH    YEAR (ANNUALIZED)
----------------------------------------------------------
CLAYMORE U.S. CAPITAL MARKETS
BOND ETF
  NAV                           5.56%  10.31%      5.19%
  Market                       15.68%   4.88%      1.49%
----------------------------------------------------------
CPMKTB-The Capital Markets
Bond Index                      3.13%   4.79%      3.19%
----------------------------------------------------------
Barclays Capital U.S. Aggregate
Bond Index                      6.21%  11.63%      6.15%
----------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $50.00 per share for share price returns or initial net asset value
(NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 3.05%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.32% while the Fund's annualized gross operating expense ratio was determined to be 2.78% . There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27% . Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                         % OF NET ASSETS
-----------------------------------------------------------
Financial                                            9.0%
Health Care                                          2.9%
Consumer Discretionary                               2.4%
Utility                                              2.1%
Consumer Staples                                     2.1%
Banking                                              1.8%
Telecommunications                                   1.7%
Energy                                               1.5%
Information Technology                               1.0%
Gas Transmission                                     0.4%
Industrials                                          0.4%
Materials                                            0.2%
Rail Transportation                                  0.2%
Special Purpose                                      0.1%
-----------------------------------------------------------
Total Corporate Bonds                               25.8%
-----------------------------------------------------------
Mortgage Backed Securities                          35.6%
U.S. Government Agency Securities                    9.4%
U.S. Treasury Securities                            26.2%
-----------------------------------------------------------
Total U.S. Government and Agency Securities         71.2%
-----------------------------------------------------------
Total Investments                                   97.0%
Other Assets in excess of Liabilities                3.0%
-----------------------------------------------------------
Net Assets                                         100.0%
-----------------------------------------------------------

                                                % OF TOTAL
CREDIT QUALITY                                 INVESTMENTS
-----------------------------------------------------------
AAA                                                 10.2%
AA                                                   4.1%
A                                                   14.2%
BBB                                                  7.7%
BB                                                   0.1%
NR-Fannie Mae, Freddie Mac & Ginnie Mae MBS         36.7%
NR- U.S. Treasury Note/Bond                         27.0%
-----------------------------------------------------------

                                                % OF TOTAL
MATURITY BREAKDOWN                             INVESTMENTS
-----------------------------------------------------------
0-5 Years                                           36.1%
6-10 Years                                          14.9%
11-15 Years                                          7.7%
16-20 Years                                          3.0%
21-25 Years                                          2.3%
26-30 Years                                         36.0%
-----------------------------------------------------------


Portfolio breakdown is shown as a percentage of net assets. Credit quality and maturity breakdown are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

14 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

FUND STATISTICS
----------------------------------------------------------------------
Share Price                                                    $49.85
Net Asset Value                                                $49.82
Premium/Discount to NAV                                         0.06%
Net Assets ($000)                                             $14,946
----------------------------------------------------------------------

TOTAL RETURNS
----------------------------------------------------------------------
                                                                SINCE
                                                            INCEPTION
(INCEPTION 2/12/08)                 SIX MONTHS ONE YEAR   (ANNUALIZED)
----------------------------------------------------------------------
CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF
  NAV                                   0.01%    0.03%         0.94%
  Market                                0.05%    0.11%         0.98%
----------------------------------------------------------------------
CPMKTL -- The Capital Markets
Liquidity Index                        -0.12%   -0.08%         1.37%
----------------------------------------------------------------------
Barclays Capital U.S. Treasury Bill
1-3 Month Index                         0.08%    0.15%         0.86%
----------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the ETF at the initial share price of $50.00 per share for share price returns or initial net asset value (NAV) of $50.00 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 2.12%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.32%, while the Fund's annualized gross operating expense ratio was determined to be 1.04% . There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.27% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.27% . Without this expense cap, actual returns would be lower.

PORTFOLIO BREAKDOWN                   % OF NET ASSETS
-----------------------------------------------------
Commercial Paper                              52.6%
U.S. Government and Agency Securities         29.8%
Corporate Bonds                                8.0%
Certificate of Deposit                         4.5%
-----------------------------------------------------
Total Investments                             94.9%
Other Assets in excess of Liabilities          5.1%
-----------------------------------------------------
Net Assets                                   100.0%
-----------------------------------------------------

                                          % OF TOTAL
MATURITY BREAKDOWN                       INVESTMENTS
-----------------------------------------------------
0-1 Years                                    100.0%
-----------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Maturity breakdown is shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

DISTRIBUTIONS TO SHAREHOLDERS
(Bar Chart)

11/08    0.048
12/08    0.168
1/09     0.031
2/09     0.023
3/09     0.017
4/09     0.017
5/09     0.014
6/09     0.011
7/09     0.005
8/09     0.003
9/09     0.001
10/09    0
11/09    0





                                      Semiannual Report | November 30, 2009 | 15

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF

FUND STATISTICS
--------------------------------------------------------
Share Price                                      $18.06
Net Asset Value                                  $18.05
Premium/Discount to NAV                           0.06%
Net Assets ($000)                                $4,512
--------------------------------------------------------

TOTAL RETURNS
--------------------------------------------------------
                                                  SINCE
                                 SIX   ONE    INCEPTION
(INCEPTION 10/24/07)          MONTHS   YEAR (ANNUALIZED)
--------------------------------------------------------
CLAYMORE/ZACKS DIVIDEND
ROTATION ETF
  NAV                         24.43% 48.90%    -10.58%
  Market                      25.87% 54.99%    -10.54%
--------------------------------------------------------
Zacks Dividend Rotation Index 25.37% 50.56%     -8.86%
--------------------------------------------------------
Dow Jones U.S. Select
Dividend Index                22.60% 5.56%     -15.02%
--------------------------------------------------------
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES IS NOT REFLECTED IN THE TOTAL RETURNS. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT WWW.CLAYMORE.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE WITH CHANGES IN THE MARKET CONDITIONS AND OTHER FACTORS SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Since inception returns assume a purchase of the Fund at the initial share price of $25.32 per share for share price returns or initial net asset value
(NAV) of $25.32 per share for NAV returns. Returns for periods of less than one year are not annualized.

The Fund's total annual operating expense ratio was 5.76%, per the most recent prospectus, gross of any fee waivers or expense reimbursements. In the Financial Highlights section of this Semiannual Report, the Fund's annualized net operating expense ratio was determined to be 0.65% while the Fund's annualized gross operating expense ratio was determined to be 4.17% . There is a contractual fee waiver currently in place for this Fund through December 31, 2012 to the extent necessary in keeping the Fund's operating expense ratio from exceeding 0.60% of average net assets per year. Some expenses fall outside of this expense cap and actual expenses may be higher than 0.60% . Without this expense cap, actual returns would be lower.

                                                      % OF NET
PORTFOLIO BREAKDOWN                                     ASSETS
---------------------------------------------------------------
Utilities                                                26.5%
Financials                                               22.3%
Industrials                                              11.0%
Consumer Discretionary                                    9.9%
Consumer Staples                                          9.4%
Health Care                                               7.8%
Energy                                                    4.8%
Information Technology                                    4.1%
Telecommunication Services                                2.1%
Materials                                                 1.8%
---------------------------------------------------------------
Total Common Stock and Master Limited Partnerships       99.7%
Other Assets in Excess of Liabilities                     0.3%
---------------------------------------------------------------
Net Assets                                              100.0%
---------------------------------------------------------------

                                                     % OF TOTAL
TOP TEN HOLDINGS                                   INVESTMENTS
---------------------------------------------------------------
Reynolds American, Inc.                                   2.5%
TELUS Corp. (Canada)                                      2.1%
DTE Energy Co.                                            2.1%
SCANA Corp.                                               1.9%
Merck & Co., Inc.                                         1.9%
Sunoco Logistics Partners LP                              1.9%
Portland General Electric Co.                             1.9%
Park National Corp.                                       1.8%
Aircastle Ltd. (Bermuda)                                  1.8%
HCP, Inc. - REIT                                          1.8%
---------------------------------------------------------------
Portfolio breakdown is shown as a percentage of net assets. Holdings are shown as a percentage of total investments. All are subject to change daily. For more current Fund information, please visit www.claymore.com. The above summaries are provided for informational purposes only, and should not be viewed as recommendations.

DISTRIBUTIONS TO SHAREHOLDERS
(Bar Chart)

12/08    0.737
03/09    0.102
06/09    0.114
09/09    0.151


16 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | FUND SUMMARY & PERFORMANCE (unaudited) continued

HISTORICAL PREMIUM/DISCOUNT DATA

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund's net asset value ("NAV"). NAV is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The"Market Price" of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund's NAV is calculated. Each Fund's Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five years (or since the Fund's inception date if the Fund has been in existence for less than five years). The inception date for each Fund is disclosed at the end of the Historical Premium/Discount Data section.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

LVL | Claymore/S&P Global Dividend Opportunities Index ETF(1)

                           NUMBER       PERCENTAGE
PREMIUM/DISCOUNT RANGE    OF DAYS    OF TOTAL DAYS
--------------------------------------------------
Greater than 2.0%              25            4.07%
Between 1.5% and 2.0%          13            2.11%
Between 1.0% and 1.5%          27            4.39%
Between 0.5% and 1.0%          68           11.06%
Between -0.5% and 0.5%        369           60.00%
Between -0.5% and -1.0%        38            6.18%
Between -1.0% and -1.5%        36            5.85%
Between -1.5% and -2.0%        18            2.93%
Below -2.0%                    21            3.41%
--------------------------------------------------

UBD | Claymore U.S. Capital Markets Bond ETF(3)

                           NUMBER       PERCENTAGE
PREMIUM/DISCOUNT RANGE    OF DAYS    OF TOTAL DAYS
--------------------------------------------------
Greater than 2.0%               1            0.22%
Between 1.5% and 2.0%           0            0.00%
Between 1.0% and 1.5%           9            1.98%
Between 0.5% and 1.0%           6            1.32%
Between -0.5% and 0.5%        219           48.13%
Between -0.5% and -1.0%         9            1.98%
Between -1.0% and -1.5%         5            1.10%
Between -1.5% and -2.0%         1            0.22%
Below -2.0%                   205           45.05%
--------------------------------------------------

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF(3)

                           NUMBER       PERCENTAGE
PREMIUM/DISCOUNT RANGE    OF DAYS    OF TOTAL DAYS
--------------------------------------------------
Greater than 2.0%               4            0.88%
Between 1.5% and 2.0%           1            0.22%
Between 1.0% and 1.5%           1            0.22%
Between 0.5% and 1.0%          21            4.61%
Between -0.5% and 0.5%        411           90.33%
Between -0.5% and -1.0%         2            0.44%
Between -1.0% and -1.5%         7            1.54%
Between -1.5% and -2.0%         1            0.22%
Below -2.0%                     7            1.54%
--------------------------------------------------

IRO | Claymore/Zacks Dividend Rotation ETF(2)

                           NUMBER       PERCENTAGE
PREMIUM/DISCOUNT RANGE    OF DAYS    OF TOTAL DAYS
--------------------------------------------------
Greater than 2.0%               6            1.13%
Between 1.5% and 2.0%           0            0.00%
Between 1.0% and 1.5%           3            0.57%
Between 0.5% and 1.0%           5            0.94%
Between -0.5% and 0.5%        437           82.46%
Between -0.5% and -1.0%        50            9.44%
Between -1.0% and -1.5%        12            2.26%
Between -1.5% and -2.0%         5            0.94%
Below -2.0%                    12            2.26%
--------------------------------------------------
(1) Commenced operations June 25, 2007.
(2) Commenced operations October 24, 2007.
(3) Commenced operations February 12, 2008.


                                      Semiannual Report | November 30, 2009 | 17

Claymore Exchange-Traded Fund Trust |

Overview of FUND EXPENSES | AS OF NOVEMBER 30, 2009 (unaudited)

As a shareholder of Claymore/S&P Global Dividend Opportunities Index ETF; Claymore U.S. Capital Markets Bond ETF; Claymore U.S. Capital Markets Micro-Term Fixed Income ETF; and Claymore/Zacks Dividend Rotation ETF, you incur advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six month period ended November 30, 2009.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or contingent deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                     ANNUALIZED        EXPENSES
                                                              BEGINNING    ENDING EXPENSE RATIO            PAID
                                                                ACCOUNT   ACCOUNT       FOR THE          DURING
                                                                  VALUE     VALUE  PERIOD ENDED          PERIOD(1)
----------------------------------------------------------------------------------------------------------------
                                                                 6/1/09  11/30/09      11/30/09 6/1/09-11/30/09
----------------------------------------------------------------------------------------------------------------
CLAYMORE/S&P GLOBAL DIVIDEND OPPORTUNITIES INDEX ETF(2)
  Actual                                                      $1,000.00 $1,275.17          0.65%          $3.71
  Hypothetical (5% annual return before expenses)              1,000.00  1,021.81          0.65%           3.29
CLAYMORE U.S. CAPITAL MARKETS BOND ETF(2)
  Actual                                                       1,000.00  1,055.64          0.32%           1.65
  Hypothetical (5% annual return before expenses)              1,000.00  1,023.46          0.32%           1.62
CLAYMORE U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME ETF(2)
  Actual                                                       1,000.00  1,000.14          0.32%           1.60
  Hypothetical (5% annual return before expenses)              1,000.00  1,023.46          0.32%           1.62
CLAYMORE/ZACKS DIVIDEND ROTATION ETF(2)
  Actual                                                       1,000.00  1,244.33          0.65%           3.66
  Hypothetical (5% annual return before expenses)              1,000.00  1,021.81          0.65%           3.29

     (1) Actual and hypothetical expenses are calculated using the annualized expense ratio.This represents the ongoing expenses of the Fund as a percentage of net assets for the six months ended November 30, 2009. Expenses are calculated by multiplying the Fund's annualized expense ratio by the average account value over the period; then multiplying the result by 183/365.

     (2) The expense ratios reflect an expense waiver. Please see the Notes to Financial Statements for more information.


Assumes all dividends and distributions were reinvested.

18 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |

Portfolio of Investments | NOVEMBER 30, 2009 (unaudited)

LVL | Claymore/S&P Global Dividend Opportunities Index ETF

NUMBER OF
   SHARES   DESCRIPTION                                       VALUE
---------------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%
            COMMON STOCKS -- 91.4%
            AUSTRALIA -- 11.8%
    1,550   ASX Ltd.                                    $     46,905
    3,475   Australia & New Zealand Banking Group, Ltd.       70,456
    6,385   Bank of Queensland Ltd.                           65,108
   50,060   Bendigo and Adelaide Bank Ltd.                   406,903
    6,549   Billabong International Ltd.                      62,944
    1,469   Commonwealth Bank of Australia                    70,997
    2,439   Leighton Holdings Ltd.                            79,702
    2,554   National Australia Bank, Ltd.                     66,908
    5,537   United Group Ltd.                                 66,243
   15,181   Wesfarmers, Ltd.                                 413,821
---------------------------------------------------------------------
                                                           1,349,987
---------------------------------------------------------------------
            AUSTRIA -- 0.4%
    1,617   Oesterreichische Post AG                          44,427
---------------------------------------------------------------------
            BELGIUM -- 3.3%
    1,453   Belgacom SA                                       55,006
    4,513   Mobistar SA                                      316,759
---------------------------------------------------------------------
                                                             371,765
---------------------------------------------------------------------
            BERMUDA -- 2.6%
    9,196   Nordic American Tanker Shipping                  293,996
---------------------------------------------------------------------
            CANADA -- 1.5%
    5,848   Brookfield Properties Corp.                       66,177
    1,650   Crescent Point Energy Corp.                       61,868
    1,580   Manitoba Telecom Services, Inc.                   48,078
---------------------------------------------------------------------
                                                             176,123
---------------------------------------------------------------------
            CHINA -- 0.4%
    3,300   Hang Seng Bank Ltd.                               48,286
---------------------------------------------------------------------
            CZECH REPUBLIC -- 0.6%
     336    Komercni Banka AS                                 73,378
---------------------------------------------------------------------
            FINLAND -- 5.4%
    2,036   Fortum OYJ                                        51,629
   17,743   Orion OYJ -- Class B                             364,414
    2,318   Rautaruukki OYJ                                   48,235
    2,456   Sampo OYJ -- Class A                              58,260
    4,463   YIT OYJ                                           91,998
---------------------------------------------------------------------
                                                             614,536
---------------------------------------------------------------------

NUMBER OF
   SHARES   DESCRIPTION                                       VALUE
---------------------------------------------------------------------
            FRANCE -- 3.7%
    1,233   Bouygues SA                                 $     61,338
     548    Ciments Francais SA                               58,036
    2,450   M6-Metropole Television                           63,120
    1,554   Nexity                                            53,521
     609    Schneider Electric SA                             66,645
     904    Total SA                                          55,931
     382    Vallourec SA                                      63,890
---------------------------------------------------------------------
                                                             422,481
---------------------------------------------------------------------
            GERMANY -- 5.2%
    1,166   BASF SE                                           70,303
    1,088   Bilfinger Berger AG                               80,350
     871    K+S AG                                            52,464
    3,534   RWE AG                                           324,342
    1,867   ThyssenKrupp AG                                   68,029
---------------------------------------------------------------------
                                                             595,488
---------------------------------------------------------------------
            ISRAEL -- 3.8%
    8,652   Cellcom Israel Ltd.                              268,299
    4,630   Israel Chemicals Ltd.                             59,592
    2,013   Koor Industries Ltd.                              56,013
    2,709   Partner Communications Co. Ltd.                   50,415
---------------------------------------------------------------------
                                                             434,319
---------------------------------------------------------------------
            ITALY -- 4.2%
    2,063   ENI SpA                                           51,105
   49,643   Mediaset SpA                                     376,757
    4,111   Mediobanca SpA (a)                                49,073
---------------------------------------------------------------------
                                                             476,935
---------------------------------------------------------------------
            NETHERLANDS -- 4.0%
   34,271   Koninklijke BAM Groep NV                         372,981
    2,044   Koninklijke Boskalis Westminster NV               81,215
---------------------------------------------------------------------
                                                             454,196
---------------------------------------------------------------------
            PORTUGAL -- 3.6%
    6,445   Brisa Auto-Estradas de Portugal SA                64,540
   28,431   Portugal Telecom SGPS SA                         343,656
---------------------------------------------------------------------
                                                             408,196
---------------------------------------------------------------------
            RUSSIA -- 0.6%
    1,255   Mobile Telesystems OJSC, ADR                      62,850
---------------------------------------------------------------------
            SOUTH AFRICA -- 3.5%
   11,861   Kumba Iron Ore Ltd.                              402,162
---------------------------------------------------------------------

See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 19

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF (continued)

NUMBER OF
   SHARES   DESCRIPTION                                       VALUE
---------------------------------------------------------------------
            SPAIN -- 7.0%
   22,133   Banco Bilbao Vizcaya Argentaria SA          $    416,863
    7,381   Banco de Sabadell SA                              46,985
    4,497   Banco Espanol de Credito SA                       57,726
    5,288   Banco Popular Espanol SA                          44,777
    3,858   Banco Santander SA                                66,089
    2,358   Enagas                                            51,032
    2,181   Repsol YPF SA                                     59,922
    2,049   Telefonica SA                                     58,818
---------------------------------------------------------------------
                                                             802,212
---------------------------------------------------------------------
            SWITZERLAND -- 1.6%
    1,113   Adecco SA                                         55,525
    1,417   Swatch Group AG (The)                             67,728
     264    Zurich Financial Services AG                      56,888
---------------------------------------------------------------------
                                                             180,141
---------------------------------------------------------------------
            TAIWAN -- 0.0%
     246    Chunghwa Telecom Co. Ltd., ADR                     4,376
---------------------------------------------------------------------
            TURKEY -- 3.6%
   23,912   Tupras Turkiye Petrol Rafine                     406,507
---------------------------------------------------------------------
            UNITED KINGDOM -- 3.4%
    1,053   AstraZeneca PLC                                   46,952
    6,198   BP PLC                                            58,446
    1,311   GlaxoSmithKline PLC                               27,044
    9,024   IMI PLC                                           72,832
    4,582   Pearson PLC                                       62,337
    1,953   Royal Dutch Shell PLC -- Class A                  57,707
    3,986   Smiths Group PLC                                  62,405
---------------------------------------------------------------------
                                                             387,723
---------------------------------------------------------------------


NUMBER OF
   SHARES   DESCRIPTION                                        VALUE
---------------------------------------------------------------------
            UNITED STATES -- 21.2%
    1,425   Alexandria Real Estate Equities,
              Inc. -- REIT                              $     80,327
    8,480   Altria Group, Inc.                               159,509
    1,866   AT&T, Inc.                                        50,270
    2,282   Bristol-Myers Squibb Co.                          57,757
    2,073   Cincinnati Financial Corp.                        52,903
    1,238   Consolidated Edison, Inc.                         53,123
    1,449   DTE Energy Co.                                    58,119
    1,808   EI Du Pont de Nemours & Co.                       62,521
     745    Essex Property Trust, Inc. -- REIT                59,414
    2,726   FirstMerit Corp.                                  57,110
   38,935   Frontier Communications Corp.                    307,587
    8,152   Home Properties, Inc. -- REIT                    366,269
    1,262   Mid-America Apartment Communities,
                Inc. -- REIT                                  58,696
   16,023   National Retail Properties, Inc. -- REIT         321,101
    1,800   Nationwide Health Properties, Inc. -- REIT        61,218
    2,988   Omega Healthcare Investors, Inc. -- REIT          54,053
   20,684   Pepco Holdings, Inc.                              337,149
    3,069   Pfizer, Inc.                                      55,764
    2,839   Senior Housing Properties Trust -- REIT           58,966
    1,552   Ventas, Inc. -- REIT                              66,627
    1,509   Verizon Communications, Inc.                      47,473
---------------------------------------------------------------------
                                                            2,425,956
---------------------------------------------------------------------
            TOTAL COMMON STOCKS -- 91.4%
            (Cost $8,769,493)                              10,436,040
---------------------------------------------------------------------
            EXCHANGE-TRADED FUNDS -- 0.4%
            UNITED STATES -- 0.4%
    1,200   iShares MSCI ACWI Index Fund                      50,148
            (Cost $50,419)
---------------------------------------------------------------------
            INCOME TRUSTS -- 7.7%
            CANADA -- 7.7%
   18,127   ARC Energy Trust                                 348,183
   13,733   Baytex Energy Trust                              353,925
    6,141   Inter Pipeline Fund -- Class A                    61,395
    3,599   Pembina Pipeline Income Fund                      56,737
    1,842   Vermilion Energy Trust                            53,517
---------------------------------------------------------------------
            (Cost $698,440)                                   873,757
---------------------------------------------------------------------

See notes to financial statements.

20 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

LVL | Claymore/S&P Global Dividend Opportunities Index ETF (continued)

NUMBER OF
   SHARES   DESCRIPTION                                         VALUE
------------------------------------------------------------------------
            MASTER LIMITED PARTNERSHIPS -- 0.4%
            United States -- 0.4%
    1,099   Suburban Propane Partners LP                  $       48,246
            (Cost $44,543)
------------------------------------------------------------------------
            WARRANTS -- 0.0%
    3,869   Mediobanca SpA (a)                                       559
            (Cost $137)
------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 99.9%
            (Cost $9,563,032)                                 11,408,750
            Other Assets in excess of Liabilities -- 0.1%          9,473
------------------------------------------------------------------------
            NET ASSETS -- 100.0%                          $   11,418,223
------------------------------------------------------------------------

ADR -- American Depositary Receipt

AG -- Stock Corporation

NV -- Publicly Traded Company

OYJ -- Publicly Traded Company

PLC -- Public Limited Company

REIT -- Real Estate Investment Trust

SA -- Corporation

SpA -- Limited Share Company

See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 21

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF

   PRINCIPAL                                   RATING
      AMOUNT  DESCRIPTION                      (S&P)*  COUPON MATURITY     VALUE
----------------------------------------------------------------------------------
              CORPORATE BONDS -- 25.8%
              BANKING -- 1.8%
$     25,000  Bank of America Corp.              A     5.625% 10/14/16 $   25,645
       5,000  Bank of America Corp.              A     5.750% 12/01/17      5,099
       5,000  BB&T Corp.                         A-    5.250% 11/01/19      5,006
      25,000  Wachovia Corp.                     A+    5.250% 08/01/14     26,301
      25,000  Wells Fargo & Co.                  AA-   4.875% 01/12/11     25,971
       5,000  Wells Fargo & Co.                  AA-   5.250% 10/23/12      5,396
----------------------------------------------------------------------------------
                                                                           93,418
----------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY -- 2.4%
       3,000  CBS Corp.                          BBB-  7.875% 07/30/30      3,136
      12,000  Comcast Cable Communications
              Holdings, Inc.                     BBB+  8.375% 03/15/13     14,048
      10,000  COX Communications, Inc.           BBB-  5.450% 12/15/14     10,887
       2,000  Daimler Finance North America LLC  BBB+  8.500% 01/18/31      2,475
       6,000  Historic TW, Inc.                  BBB   9.125% 01/15/13      7,045
      10,000  Home Depot, Inc.                   BBB+  5.200% 03/01/11     10,432
       5,000  Home Depot, Inc.                   BBB+  5.400% 03/01/16      5,330
       2,000  McDonald's Corp.                   A     6.300% 10/15/37      2,289
      10,000  News America, Inc.                 BBB+  6.400% 12/15/35     10,257
       6,000  Omnicom Group, Inc.                A-    5.900% 04/15/16      6,497
       6,000  Thomson Reuters Corp. (Canada)     A-    5.700% 10/01/14      6,764
       6,000  Time Warner Cable, Inc.            BBB   5.850% 05/01/17      6,396
      10,000  Time Warner, Inc.                  BBB   6.750% 04/15/11     10,673
       5,000  Time Warner, Inc.                  BBB   7.625% 04/15/31      5,798
       4,000  Viacom, Inc.                       BBB   6.875% 04/30/36      4,321
      20,000  Walt Disney Co.                    A     6.375% 03/01/12     22,127
----------------------------------------------------------------------------------
                                                                          128,475
----------------------------------------------------------------------------------
              CONSUMER STAPLES -- 2.1%
       6,000  Bottling Group LLC                 A     5.500% 04/01/16      6,698
       7,000  Coca-Cola Enterprises, Inc.        A     8.500% 02/01/22      9,481
      10,000  CVS Caremark Corp.                 BBB+  5.750% 06/01/17     10,748
      20,000  Kellogg Co.                        BBB+  6.600% 04/01/11     21,439
      10,000  Kimberly-Clark Corp.               A     6.125% 08/01/17     11,527
      10,000  Kraft Foods, Inc.                  BBB+  5.625% 11/01/11     10,694
       5,000  Kroger Co.                         BBB   6.400% 08/15/17      5,610
       6,000  Miller Brewing Co. (a)             BBB+  5.500% 08/15/13      6,503
      20,000  Procter & Gamble Co.               AA-   5.550% 03/05/37     21,532
       5,000  Safeway, Inc.                      BBB   5.800% 08/15/12      5,488
----------------------------------------------------------------------------------
                                                                          109,720
----------------------------------------------------------------------------------

   PRINCIPAL                                    RATING
      AMOUNT  DESCRIPTION                       (S&P)*  COUPON MATURITY     VALUE
----------------------------------------------------------------------------------
              ENERGY -- 1.5%
$     10,000  Anadarko Petroleum Corp.            BBB-  5.950% 09/15/16 $  10,911
       2,000  Apache Corp.                        A-    6.000% 01/15/37     2,240
      10,000  ConocoPhillips Holding Co.          A     6.950% 04/15/29    11,609
      10,000  Devon Financing Corp. ULC (Canada)  BBB+  6.875% 09/30/11    10,929
       5,000  Enterprise Products Operating LLC   BBB-  5.600% 10/15/14     5,440
      13,000  Hess Corp.                          BBB-  6.650% 08/15/11    14,085
       7,000  ONEOK Partners LP                   BBB   6.150% 10/01/16     7,418
       7,000  Transocean, Inc. (Ivory Coast)      BBB+  6.000% 03/15/18     7,658
       3,000  Valero Energy Corp.                 BBB   6.625% 06/15/37     2,899
       5,000  XTO Energy, Inc.                    BBB   6.750% 08/01/37     5,554
----------------------------------------------------------------------------------
                                                                           78,743
----------------------------------------------------------------------------------
              FINANCIAL -- 9.0%
       5,000  Allstate Corp.                      A-    5.550% 05/09/35     4,951
      10,000  American Express Co.                BBB+  5.500% 09/12/16    10,466
       6,000  American International Group, Inc.  A-    5.850% 01/16/18     4,555
      25,000  Bear Stearns Cos., LLC              A+    4.500% 10/28/10    25,862
      10,000  Bear Stearns Cos., LLC              A+    5.700% 11/15/14    11,064
      25,000  Berkshire Hathaway Finance Corp.    AAA   4.125% 01/15/10    25,113
       5,000  Capital One Financial Corp.         BBB-  6.150% 09/01/16     5,064
       2,000  Chubb Corp.                         A+    6.000% 05/11/37     2,183
      10,000  Citigroup, Inc.                     A     5.300% 10/17/12    10,488
      15,000  Citigroup, Inc.                     A     6.125% 11/21/17    15,071
       5,000  Citigroup, Inc.                     A-    6.625% 06/15/32     4,620
      25,000  Credit Suisse USA, Inc.             A+    6.125% 11/15/11    27,241
      25,000  General Electric Capital Corp.      AA+   5.250% 10/19/12    26,968
      15,000  General Electric Capital Corp.      AA+   5.375% 10/20/16    15,810
      10,000  General Electric Capital Corp.      AA+   5.875% 02/15/12    10,804
      18,000  General Electric Capital Corp.      AA+   6.750% 03/15/32    18,459
      25,000  Goldman Sachs Group, Inc.           A     6.125% 02/15/33    25,703
       5,000  HSBC Finance Corp.                  A     5.000% 06/30/15     5,196
      25,000  HSBC Finance Corp.                  A     6.375% 10/15/11    26,755
       5,000  Jefferies Group, Inc.               BBB   6.250% 01/15/36     4,047
      20,000  John Deere Capital Corp.            A     7.000% 03/15/12    22,493
      25,000  JPMorgan Chase & Co.                A     5.150% 10/01/15    26,366
       3,000  JPMorgan Chase & Co.                A+    6.000% 01/15/18     3,252
       5,000  Marsh & McLennan Cos., Inc.         BBB-  5.375% 07/15/14     5,263
      15,000  Merrill Lynch & Co., Inc.           A     6.400% 08/28/17    15,738
      10,000  MetLife, Inc.                       A-    5.700% 06/15/35    10,195
      25,000  Morgan Stanley                      A-    4.750% 04/01/14    25,438
       9,000  Morgan Stanley                      A     5.300% 03/01/13     9,618
      35,000  National Rural Utilities
              Cooperative Finance Corp.           A     7.250% 03/01/12    39,091

See notes to financial statements.

22 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

   PRINCIPAL                                       RATING
      AMOUNT  DESCRIPTION                           (S&P)* COUPON MATURITY      VALUE
--------------------------------------------------------------------------------------
              FINANCIAL (CONTINUED)
$      5,000  Principal Financial Group, Inc.        BBB+  6.050% 10/15/36 $    4,500
       5,000  Prologis                               BBB-  5.625% 11/15/16      4,747
       6,000  Prudential Financial, Inc.             A     6.000% 12/01/17      6,204
       5,000  Realty Income Corp.                    BBB   6.750% 08/15/19      5,121
       5,000  Simon Property Group LP                A-    5.250% 12/01/16      5,058
       5,000  Swiss Re Insurance Solutions
              Holding Corp.                          A-    7.000% 02/15/26      4,988
       5,000  Travelers Cos., Inc.                   A-    6.250% 06/15/37      5,583
--------------------------------------------------------------------------------------
                                                                              474,075
--------------------------------------------------------------------------------------
              GAS TRANSMISSION -- 0.4%
       2,000  Energy Transfer Partners LP            BBB-  6.625% 10/15/36      2,044
      10,000  Kinder Morgan Energy Partners LP       BBB   5.000% 12/15/13     10,633
       5,000  Spectra Energy Capital LLC             BBB   8.000% 10/01/19      5,930
       4,000  Williams Cos., Inc.                    BB+   8.750% 03/15/32      4,683
--------------------------------------------------------------------------------------
                                                                               23,290
--------------------------------------------------------------------------------------
              HEALTH CARE -- 2.9%
      25,000  Abbott Laboratories                    AA    5.600% 05/15/11     26,758
      10,000  Abbott Laboratories                    AA    5.875% 05/15/16     11,389
       6,000  Aetna, Inc.                            A-    6.000% 06/15/16      6,466
      10,000  Bristol-Myers Squibb Co.               A+    5.875% 11/15/36     10,820
       5,000  CIGNA Corp.                            BBB   7.875% 05/15/27      4,912
       4,000  Humana, Inc.                           BBB-  6.450% 06/01/16      4,063
      25,000  Merck & Co, Inc.                       AA-   4.750% 03/01/15     27,254
       7,000  Schering-Plough Corp.                  AA-   6.000% 09/15/17      7,952
       4,000  Teva Pharmaceutical Finance
              Co. LLC                                BBB+  6.150% 02/01/36      4,198
      25,000  UnitedHealth Group, Inc.               A-    5.250% 03/15/11     26,049
      10,000  WellPoint, Inc.                        A-    5.250% 01/15/16     10,420
      10,000  Wyeth                                  AA    5.950% 04/01/37     10,978
--------------------------------------------------------------------------------------
                                                                              151,259
--------------------------------------------------------------------------------------
              INDUSTRIALS -- 0.4%
       5,000  Caterpillar, Inc.                      A     6.050% 08/15/36      5,633
       5,000  Lockheed Martin Corp.                  A-    6.150% 09/01/36      5,504
      10,000  United Technologies Corp.              A     4.875% 05/01/15     11,065
--------------------------------------------------------------------------------------
                                                                               22,202
--------------------------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 1.0%
       5,000  Cisco Systems, Inc.                    A+    5.250% 02/22/11      5,278
       2,000  Cisco Systems, Inc.                    A+    5.500% 02/22/16      2,251
      35,000  International Business Machines Corp.  A+    4.750% 11/29/12     38,260
       6,000  Oracle Corp.                           A     5.250% 01/15/16      6,619
--------------------------------------------------------------------------------------
                                                                               52,408
--------------------------------------------------------------------------------------
              MATERIALS -- 0.2%
      10,000  Weyerhaeuser Co.                       BBB-  6.750% 03/15/12     10,627
--------------------------------------------------------------------------------------
See notes to financial statements.

   PRINCIPAL                                      RATING
      AMOUNT  DESCRIPTION                         (S&P)*  COUPON MATURITY       VALUE
---------------------------------------------------------------------------------------
              RAIL TRANSPORTATION -- 0.2%
$      4,000  CSX Corp.                             BBB-  6.150% 05/01/37 $     4,185
       4,000  Norfolk Southern Corp.                BBB+  7.050% 05/01/37       4,872
---------------------------------------------------------------------------------------
                                                                                9,057
---------------------------------------------------------------------------------------
              SPECIAL PURPOSE -- 0.1%
       6,000  Western Union Co.                     A-    5.930% 10/01/16       6,619
---------------------------------------------------------------------------------------
              TELECOMMUNICATIONS -- 1.7%
      25,000  AT&T, Inc.                            A     5.100% 09/15/14      27,222
       5,000  AT&T, Inc.                            A     5.625% 06/15/16       5,493
       5,000  Embarq Corp.                          BBB-  7.082% 06/01/16       5,556
      20,000  New Cingular Wireless Services, Inc.  A     7.875% 03/01/11      21,631
      18,000  Verizon Global Funding Corp.          A     7.375% 09/01/12      20,585
       5,000  Verizon Global Funding Corp.          A     7.750% 12/01/30       5,956
---------------------------------------------------------------------------------------
                                                                               86,443
---------------------------------------------------------------------------------------
              UTILITY -- 2.1%
      13,000  Arizona Public Service Co.            BBB-  6.375% 10/15/11      13,933
       7,000  Commonwealth Edison Co.               A-    5.950% 08/15/16       7,708
       7,000  Consolidated Edison Co. of
              New York, Inc.                        A-    5.500% 09/15/16       7,553
       7,000  Constellation Energy Group, Inc.      BBB-  4.550% 06/15/15       7,170
       5,000  Duke Energy Ohio, Inc.                A-    5.700% 09/15/12       5,512
       4,000  Energy East Corp.                     A-    6.750% 07/15/36       4,541
       5,000  FirstEnergy Corp.                     BBB-  7.375% 11/15/31       5,589
       5,000  Indiana Michigan Power Co.            BBB   6.050% 03/15/37       5,205
      10,000  Midamerican Energy Holdings Co.       BBB+  6.125% 04/01/36      10,718
       5,000  Pacific Gas & Electric Co.            BBB+  6.050% 03/01/34       5,393
       7,000  Pepco Holdings, Inc.                  BBB-  6.450% 08/15/12       7,583
       3,000  Progress Energy, Inc.                 BBB   6.850% 04/15/12       3,298
      13,000  Progress Energy, Inc.                 BBB   7.100% 03/01/11      13,849
       7,000  Southern Power Co.                    BBB+  4.875% 07/15/15       7,481
       5,000  Virginia Electric and Power Co.       A-    6.000% 05/15/37       5,412
---------------------------------------------------------------------------------------
                                                                              110,945
---------------------------------------------------------------------------------------
              TOTAL CORPORATE BONDS -- 25.8%
              (Cost $1,293,802)                                             1,357,281
---------------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY SECURITIES -- 71.2%
              MORTGAGE BACKED SECURITIES -- 35.6%
     240,000  Fannie Mae (b)                        NR    4.500%  TBA         251,400
     110,000  Fannie Mae (b)                        NR    5.000%  TBA         115,362
     310,000  Fannie Mae (b)                        NR    5.500%  TBA         329,666
     250,000  Fannie Mae (b)                        NR    6.500%  TBA         270,039
     250,000  Freddie Mac (b)                       NR    5.500%  TBA         266,094
     340,000  Freddie Mac (b)                       NR    6.000%  TBA         364,703
     260,000  Ginnie Mae (b)                        NR    5.500%  TBA         276,778
---------------------------------------------------------------------------------------
                                                                            1,874,042
---------------------------------------------------------------------------------------

                                      Semiannual Report | November 30, 2009 | 23

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

UBD | Claymore U.S. Capital Markets Bond ETF (continued)

   PRINCIPAL                                  RATING
      AMOUNT  DESCRIPTION                      (S&P)*   COUPON MATURITY     VALUE
-----------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY SECURITIES -- 9.4%
$     70,000  Fannie Mae                        AAA     5.375% 07/15/16 $   80,463
      10,000  Fannie Mae                        AAA     5.500% 03/15/11     10,642
      60,000  Fannie Mae                        AAA     6.000% 05/15/11     64,800
       3,000  Fannie Mae                        AAA     6.625% 11/15/30      3,760

      20,000  Fannie Mae                        AAA     7.250% 05/15/30     26,736

      20,000  Federal Farm Credit Bank          AAA     4.875% 02/18/11     21,055
      20,000  Federal Home Loan Bank System     AAA     3.875% 06/14/13     21,566

      20,000  Federal Home Loan Bank System     AAA     4.375% 03/17/10     20,244
      30,000  Federal Home Loan Bank System     AAA     4.625% 02/18/11     31,508

      20,000  Federal Home Loan Bank System     AAA     4.750% 12/16/16     22,160
      25,000  Federal Home Loan Bank System     AAA     4.875% 11/18/11     26,990
      30,000  Federal Home Loan Bank System     AAA     5.750% 05/15/12     33,429
      60,000  Freddie Mac                       AAA     4.500% 01/15/14     66,167
      40,000  Freddie Mac                       AAA     5.125% 07/15/12     44,116

      19,000  Freddie Mac                       AAA     6.250% 07/15/32     23,328
-----------------------------------------------------------------------------------
                                                                           496,964
-----------------------------------------------------------------------------------
              U.S. TREASURY SECURITIES -- 26.2%
      50,000  United States Treasury Note/Bond  NR      2.000% 09/30/10     50,732
      40,000  United States Treasury Note/Bond  NR      2.375% 09/30/14     40,825
     110,000  United States Treasury Note/Bond  NR      2.750% 07/31/10    111,869
     140,000  United States Treasury Note/Bond  NR      2.875% 01/31/13    147,492
      25,000  United States Treasury Note/Bond  NR      3.625% 05/15/13     26,984
      75,000  United States Treasury Note/Bond  NR      3.625% 08/15/19     77,602
       8,000  United States Treasury Note/Bond  NR      3.875% 02/15/13      8,678
      75,000  United States Treasury Note/Bond  NR      4.000% 04/15/10     76,069
      15,000  United States Treasury Note/Bond  NR      4.000% 11/15/12     16,290
      45,000  United States Treasury Note/Bond  NR      4.000% 02/15/14     49,328
      60,000  United States Treasury Note/Bond  NR      4.250% 09/30/12     65,461
      26,000  United States Treasury Note/Bond  NR      4.250% 11/15/13     28,746
      25,000  United States Treasury Note/Bond  NR      4.250% 08/15/14     27,740
       5,000  United States Treasury Note/Bond  NR      4.250% 11/15/17      5,478
      50,000  United States Treasury Note/Bond  NR      4.500% 02/15/36     52,594
      20,000  United States Treasury Note/Bond  NR      4.500% 08/15/39     21,013
      40,000  United States Treasury Note/Bond  NR      4.625% 11/15/16     45,084
      40,000  United States Treasury Note/Bond  NR      4.750% 08/15/17     45,294
      20,000  United States Treasury Note/Bond  NR      4.875% 02/15/12     21,805
      20,000  United States Treasury Note/Bond  NR      5.000% 08/15/11     21,549
      50,000  United States Treasury Note/Bond  NR      5.125% 05/15/16     57,945
      14,000  United States Treasury Note/Bond  NR      5.750% 08/15/10     14,548
       6,000  United States Treasury Note/Bond  NR      6.125% 08/15/29      7,681
      50,000  United States Treasury Note/Bond  NR      6.250% 08/15/23     63,344
      23,000  United States Treasury Note/Bond  NR      6.375% 08/15/27     29,972
      47,000  United States Treasury Note/Bond  NR      6.625% 02/15/27     62,628
See notes to financial statements.

PRINCIPAL                                  RATING
  AMOUNT  DESCRIPTION                      (S&P)*       COUPON MATURITY        VALUE
--------------------------------------------------------------------------------------
   3,000  United States Treasury Note/Bond  NR          7.875% 02/15/21 $       4,228
  45,000  United States Treasury Note/Bond  NR          8.000% 11/15/21        64,470
  41,000  United States Treasury Note/Bond  NR          8.750% 08/15/20        60,719
  25,000  United States Treasury Note/Bond  NR          8.875% 02/15/19        36,404
  25,000  United States Treasury Note/Bond  NR          9.125% 05/15/18        36,533
--------------------------------------------------------------------------------------
                                                                            1,379,105
--------------------------------------------------------------------------------------
          TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES -- 71.2%
          (Cost $3,651,604)                                                 3,750,111
--------------------------------------------------------------------------------------
          TOTAL INVESTMENTS -- 97.0%
          (Cost $4,945,406)                                                 5,107,392
          Other Assets in excess of Liabilities -- 3.0%                       156,208
--------------------------------------------------------------------------------------
          NET ASSETS -- 100.0%                                          $   5,263,600
--------------------------------------------------------------------------------------

LLC -- Limited Liability Company

LP  -- Limited Partnership

TBA -- To be announced; maturity date has not yet been established.

ULC -- Unlimited Liability Company

     (a) Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2009 this security amounted to $6,503 which represents 0.1% of net assets.

     (b)  When-Issued Security.


Securities are classified by sectors that represent broad groupings of related industries.

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

* Ratings shown are per Standard & Poor's. For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's or Moody's. Although not rated, U.S. Treasury Securities have an implied rating of AAA/Aaa.

24 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

   PRINCIPAL                                    RATING  YIELD/
      AMOUNT  DESCRIPTION                        (S&P)* COUPON   MATURITY       VALUE
----------------------------------------------------------------------------------------
              SHORT-TERM INVESTMENTS -- 94.9%
              CERTIFICATE OF DEPOSIT -- 4.5%
$    500,000  Dexia Credit Government Gauranteed  A1    0.320%  1/19/2010  $    500,000
     175,000  DnB NOR Bank ASA                    AA1   0.670%  12/9/2009       175,019
----------------------------------------------------------------------------------------
                                                                                675,019
----------------------------------------------------------------------------------------
              COMMERCIAL PAPER -- 52.6%
     400,000  American Honda Finance Co.          A-1+  0.153%  2/16/2010       399,768
     400,000  Bank of Nova Scotia                 A-1+  0.356%  2/17/2010       399,868
     300,000  BNP Paribas Financial               A-1+  0.202%  12/22/2009      299,970
     200,000  Danske Corp.                        A-1+  0.234%  12/1/2009       199,998
     300,000  Danske Corp.                        A-1+  0.172%  12/18/2009      299,970
     324,000  Fairway Finance                     A-1+  0.173%  12/11/2009      323,961
     558,000  Fairway Finance                     A-1+  0.176%   1/6/2010       557,777
     461,000  Gemini Securitization               A-1+  0.213%  1/19/2010       460,746
     400,000  Grampian Funding                    A-1+  0.260%  12/15/2009      399,936
     200,000  ING Funding LLC                     A-1+  0.234%  12/4/2009       199,996
     650,000  Intesa Funding LLC                  A-1+  0.504%   2/1/2010       649,746
     278,000  JP Morgan Chase                     A-1+  0.295%  12/22/2009      277,975
     500,000  National Australia Funding          A-1+  0.195%   1/4/2010       499,905
     500,000  Royal Bank of Scotland              A-1+  0.212%  12/7/2009       499,980
     400,000  Societe Generale                    A-1+  0.244%  12/18/2009      399,960
     400,000  Surrey Funding Corp.                A-1+  0.217%  1/20/2010       399,788
     500,000  Svenska Handelsbanken, Inc.         A-1+  0.196%   1/4/2010       499,910
     400,000  Tempo Finance Corp.                 A-1+  0.247%   2/2/2010       399,736
     400,000  Thunder Bay Funding LLC             A-1+  0.192%  12/10/2009      399,956
     300,000  UBS Finance                         A-1+  0.213%   1/8/2010       299,928
----------------------------------------------------------------------------------------
                                                                              7,868,874
----------------------------------------------------------------------------------------
              CORPORATE BONDS -- 8.0%
     175,000  Allstate Corp. (The)                NR    7.200%  12/1/2009       175,000
     250,000  Citigroup, Inc.                     A     4.125%  2/22/2010       251,497
     250,000  COX Communications, Inc.            BBB-  4.625%  1/15/2010       250,968
     200,000  Dominion Resources, Inc.            A-    5.125%  12/15/2009      200,060
     215,000  FleetBoston Financial Corp.         NR    7.375%  12/1/2009       215,000
     100,000  Merrill Lynch & Co., Inc.           A     4.250%   2/8/2010       100,650
----------------------------------------------------------------------------------------
                                                                              1,193,175
----------------------------------------------------------------------------------------
              U.S. GOVERNMENT AND AGENCY SECURITIES -- 29.8%
     600,000  Freddie Mac                         AAA   4.000%  12/15/2009      600,881
     200,000  Freddie Mac Discount Notes          NR    0.288%  12/31/2009      199,997
     100,000  Freddie Mac Discount Notes          NR    0.293%  1/11/2010        99,997
     550,000  Freddie Mac Discount Notes          NR    0.218%  3/15/2010       549,905
   1,766,000  United States Treasury Bill         NR    0.074%  1/21/2010     1,765,982
     700,000  United States Treasury Bill         NR    0.063%  1/28/2010       699,992


   PRINCIPAL                             RATING         YIELD/
      AMOUNT  DESCRIPTION                 (S&P)*        COUPON   MATURITY         VALUE
----------------------------------------------------------------------------------------
$    400,000  United States Treasury Note  NR           3.250%  12/31/2009 $    401,000
      64,000  United States Treasury Note  NR           2.125%  1/31/2010        64,215
      62,000  United States Treasury Note  NR           2.875%  6/30/2010        62,971
----------------------------------------------------------------------------------------
                                                                              4,444,940
----------------------------------------------------------------------------------------
              TOTAL SHORT-TERM INVESTMENTS -- 94.9%
              (Cost $14,182,043)                                             14,182,008
----------------------------------------------------------------------------------------
              TOTAL INVESTMENTS -- 94.9%
              (Cost $14,182,043)                                             14,182,008
              Other Assets in excess of Liabilities - 5.1%                      764,314
----------------------------------------------------------------------------------------
              NET ASSETS -- 100.0%                                         $ 14,946,322
----------------------------------------------------------------------------------------

ASA - Stock Company

LLC - Limited Liability Company

The obligations of certain United States Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

*Ratings shown are per Standard & Poor's. For securities not rated by Standard and Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided. Securities classified as NR are not rated by Standard & Poor's and Moody's. Although not rated, United States Treasury Securities have an implied rating of AAA/Aaa.

See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 25

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued


IRO | Claymore/Zacks Dividend Rotation ETF

   NUMBER OF
      SHARES  DESCRIPTION                                       VALUE
-----------------------------------------------------------------------
              COMMON STOCKS -- 97.8%
              CONSUMER DISCRETIONARY -- 9.9%
       3,870  Brinker International, Inc.                   $   53,406
       1,238  Burger King Holdings, Inc.                        21,046
       2,498  Corus Entertainment, Inc. -- Class B (Canada)     42,366
       2,196  CSS Industries, Inc.                              40,736
       7,614  Dover Downs Gaming & Entertainment, Inc.          34,720
       1,019  Family Dollar Stores, Inc.                        31,090
       1,919  Gannett Co., Inc.                                 18,979
       2,618  H&R Block, Inc.                                   53,145
       1,802  McGraw-Hill Cos, Inc. (The)                       53,988
        760   Omnicom Group, Inc.                               27,907
       3,627  Shaw Communications, Inc. -- Class B (Canada)     70,074
-----------------------------------------------------------------------
                                                               447,457
-----------------------------------------------------------------------
              CONSUMER STAPLES -- 9.4%
        809   Archer-Daniels-Midland Co.                        24,925
       1,308  Coca-Cola Enterprises, Inc.                       25,702
        572   JM Smucker Co. (The)                              33,794
        993   Kimberly-Clark Corp.                              65,508
       2,427  Kraft Foods, Inc. -- Class A                      64,510
        485   Molson Coors Brewing Co. -- Class B               21,927
       2,255  Reynolds American, Inc.                          112,660
       1,004  Ruddick Corp.                                     26,726
       4,105  Sara Lee Corp.                                    49,835
-----------------------------------------------------------------------
                                                               425,587
-----------------------------------------------------------------------
              ENERGY -- 2.9%
       1,059  Royal Dutch Shell PLC, ADR (United Kingdom)       63,286
       2,323  Southern Union Co.                                48,133
        427   XTO Energy, Inc.                                  18,122
-----------------------------------------------------------------------
                                                               129,541
-----------------------------------------------------------------------
              FINANCIALS -- 22.3%
        739   Aflac, Inc.                                       34,016
       2,736  Amtrust Financial Services, Inc.                  32,695
       1,021  Aspen Insurance Holdings Ltd. (Bermuda)           26,454
       1,419  Axis Capital Holdings Ltd. (Bermuda)              39,718
       5,424  Brookfield Properties Corp. (Canada)              61,074
        888   Chubb Corp.                                       44,524
        950   Delphi Financial Group, Inc. -- Class A           20,767
       1,149  Endurance Specialty Holdings Ltd. (Bermuda)       42,961
        868   FBL Financial Group, Inc. -- Class A              15,303
       1,719  Federated Investors, Inc. -- Class B              44,316
       1,969  Harleysville Group, Inc.                          61,964
       1,153  HCC Insurance Holdings, Inc.                      30,128
       2,564  HCP, Inc. -- REIT                                 80,253

   NUMBER OF
      SHARES  DESCRIPTION                                       VALUE
----------------------------------------------------------------------
       1,693  Montpelier Re Holdings Ltd. (Bermuda)       $     28,341
       1,265  Moody's Corp.                                     29,386
       1,365  Park National Corp.                               81,641
         387  PartnerRe Ltd. (Bermuda)                          29,814
         623  Public Storage -- REIT                            49,578
       5,441  QC Holdings, Inc.                                 29,381
         514  RenaissanceRe Holdings Ltd. (Bermuda)             27,386
         732  Travelers Cos, Inc. (The)                         38,349
       2,557  Unitrin, Inc.                                     57,047
       2,253  Willis Group Holdings Ltd. (Bermuda)              61,169
       2,209  XL Capital Ltd. -- Class A (Cayman Islands)       40,447
----------------------------------------------------------------------
                                                             1,006,712
----------------------------------------------------------------------
              HEALTH CARE -- 7.8%
         544  Baxter International, Inc.                        29,675
         445  Becton Dickinson and Co.                          33,286
       2,129  Eli Lilly & Co.                                   78,198
         627  Johnson & Johnson                                 39,401
       2,360  Merck & Co., Inc.                                 85,456
       2,786  Pfizer, Inc.                                      50,622
         702  Teleflex, Inc.                                    36,567
----------------------------------------------------------------------
                                                               353,205
----------------------------------------------------------------------
              INDUSTRIALS -- 11.0%
       1,643  AAON, Inc.                                        31,118
       9,168  Aircastle Ltd. (Bermuda)                          81,228
       1,743  Apogee Enterprises, Inc.                          23,862
       2,549  CAE, Inc. (Canada)                                20,672
       1,542  Crane Co.                                         43,099
       4,047  Deluxe Corp.                                      52,206
         163  Flowserve Corp.                                   16,212
         354  Fluor Corp.                                       15,038
         401  Goodrich Corp.                                    23,795
       1,030  Honeywell International, Inc.                     39,624
         383  Joy Global, Inc.                                  20,506
         261  L-3 Communications Holdings, Inc.                 20,455
         769  Northrop Grumman Corp.                            42,141
         452  Rockwell Collins, Inc.                            24,164
       1,187  Skywest, Inc.                                     17,461
       2,367  Twin Disc, Inc.                                   22,463
----------------------------------------------------------------------
                                                               494,044
----------------------------------------------------------------------


See notes to financial statements.

26 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | PORTFOLIO OF INVESTMENTS (unaudited) continued

IRO | Claymore/Zacks Dividend Rotation ETF (continued)


   NUMBER OF
      SHARES  DESCRIPTION                                       VALUE
----------------------------------------------------------------------
              INFORMATION TECHNOLOGY -- 4.1%
       1,963  Broadridge Financial Solutions, Inc.        $     43,147
         742  Harris Corp.                                      32,574
         179  International Business Machines Corp.             22,617
       7,415  United Online, Inc.                               50,422
       4,468  Xerox Corp.                                       34,404
----------------------------------------------------------------------
                                                               183,164
----------------------------------------------------------------------
              MATERIALS -- 1.8%
         460  Compass Minerals International, Inc.              29,941
         305  Lubrizol Corp.                                    22,119
       1,182  Sensient Technologies Corp.                       29,952
----------------------------------------------------------------------
                                                                82,012
----------------------------------------------------------------------
              TELECOMMUNICATION SERVICES -- 2.1%
       3,110  TELUS Corp. (Canada)                              95,259
----------------------------------------------------------------------
              UTILITIES -- 26.5%
       1,693  AGL Resources, Inc.                               58,493
       1,967  American Electric Power Co., Inc.                 63,318
       2,008  Atmos Energy Corp.                                54,999
       1,659  Consolidated Edison, Inc.                         71,188
       1,519  Constellation Energy Group, Inc.                  48,335
       1,939  DPL, Inc.                                         52,082
       2,359  DTE Energy Co.                                    94,619
       1,859  Edison International                              63,299
         560  Entergy Corp.                                     44,044
       1,014  Exelon Corp.                                      48,854
       1,726  IDACORP, Inc.                                     51,038
       1,523  New Jersey Resources Corp.                        53,655
       1,954  Northeast Utilities                               47,111
       1,534  PG&E Corp.                                        64,950
       4,285  Portland General Electric Co.                     84,029
       2,475  SCANA Corp.                                       87,120
         895  Sempra Energy                                     47,560
       1,707  Southwest Gas Corp.                               44,740
       4,536  TECO Energy, Inc.                                 66,906
       2,069  UGI Corp.                                         48,580
----------------------------------------------------------------------
                                                             1,194,920
----------------------------------------------------------------------
              TOTAL COMMON STOCK -- 97.8%                    4,411,901
              (Cost $4,288,033)
----------------------------------------------------------------------

   NUMBER OF
      SHARES  DESCRIPTION                                       VALUE
----------------------------------------------------------------------
              Master Limited Partnership -- 1.9%
              Energy -- 1.9%
       1,383  Sunoco Logistics Partners LP                $     85,400
              (Cost $80,538)
----------------------------------------------------------------------
              Total Investments -- 99.7%
              (Cost $4,368,571)                              4,497,301
              Other Assets in excess of Liabilities -- 0.3%     14,550
----------------------------------------------------------------------
              Net Assets -- 100.0%                        $  4,511,851
----------------------------------------------------------------------

ADR -- American Depositary Receipt

LP -- Limited Partnership

PLC -- Public Limited Company

REIT -- Real Estate Investment Trust

Securities are classified by sectors that represent broad groupings of related industries.

See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 27

Claymore Exchange-Traded Fund Trust |
Statement of Assets and Liabilities | NOVEMBER 30, 2009 (unaudited)

                                                                                                           CLAYMORE
                                                                               CLAYMORE/      CLAYMORE  U.S.CAPITAL    CLAYMORE/
                                                                              S&P GLOBAL          U.S.      MARKETS        ZACKS
                                                                                DIVIDEND       CAPITAL   MICRO-TERM     DIVIDEND
                                                                           OPPORTUNITIES       MARKETS        FIXED     ROTATION
                                                                               INDEX ETF      BOND ETF   INCOME ETF          ETF
                                                                                   (LVL)         (UBD)        (ULQ)        (IRO)
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments in securities, at value                                      $ 11,408,750   $ 5,107,392 $ 14,182,008  $ 4,497,301
   Cash                                                                           23,012     1,965,932      725,921        9,208
   Foreign currency, at value                                                      6,080            --           --           --
   Receivables:
       Dividends                                                                  29,086            --           --       16,439
       Interest                                                                       --        34,553       45,696           --
       Investments sold                                                            8,358        10,609           --           --
   Due from Adviser                                                               58,209        98,434       75,582       71,037
   Other assets                                                                   10,443           813          836          659
----------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                               11,543,938     7,217,733   15,030,043    4,594,644
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
   Payables:
       Investments purchased                                                      38,533     1,852,334           --           --
   Accrued expenses                                                               87,182       101,799       83,721       82,793
----------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                             125,715     1,954,133       83,721       82,793
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $ 11,418,223   $ 5,263,600 $ 14,946,322  $ 4,511,851
----------------------------------------------------------------------------------------------------------------------------------
Composition of Net Assets
   Paid-in capital                                                          $ 13,383,042   $ 4,987,680 $ 14,949,204  $ 6,251,028
   Accumulated undistributed net investment income (loss)                        (44,732)        1,496       (1,434)      64,714
   Accumulated net realized gain (loss) on investments and
        currency transactions                                                 (3,766,838)      112,438       (1,413)  (1,932,621)
   Net unrealized appreciation (depreciation) on investments
        and currency translation                                               1,846,751       161,986          (35)     128,730
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                  $ 11,418,223   $ 5,263,600 $ 14,946,322  $ 4,511,851
----------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding ($0.01 par value with unlimited
        amount authorized)                                                       800,000       100,000      300,000      250,000
   Net Asset Value                                                          $      14.27   $     52.64 $      49.82  $     18.05
----------------------------------------------------------------------------------------------------------------------------------
   Investments in securities, at cost                                       $  9,563,032   $ 4,945,406 $ 14,182,043  $ 4,368,571
   Foreign currency, at cost                                                $      5,993            --           --           --

See notes to financial statements.

28 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |
Statement of Operations | FOR THE SIX MONTHS ENDED NOVEMBER 30, 2009 (unaudited)

                                                                                              Claymore
                                                                               CLAYMORE/      CLAYMORE  U.S.CAPITAL    CLAYMORE/
                                                                              S&P GLOBAL           U.S.      MARKETS       ZACKS
                                                                                DIVIDEND       CAPITAL   MICRO-TERM     DIVIDEND
                                                                           OPPORTUNITIES       MARKETS        FIXED     ROTATION
                                                                               INDEX ETF      BOND ETF   INCOME ETF          ETF
                                                                                    (LVL)         (UBD)        (ULQ)        (IRO)
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividend income                                                          $    189,567  $         --   $       --   $   99,019
   Return of capital distributions received                                       (1,432)           --           --       (5,112)
   Foreign taxes withheld                                                        (16,866)           --           --         (669)
-----------------------------------------------------------------------------------------------------------------------------------
   Net dividend income                                                           171,269            --           --       93,238
   Interest                                                                           --        62,106       25,787           --
-----------------------------------------------------------------------------------------------------------------------------------
       Total investment income                                                   171,269        62,106       25,787       93,238
-----------------------------------------------------------------------------------------------------------------------------------
EXPENSES
   Advisory fee                                                                   20,077         5,150       13,951        7,403
   Administration fee                                                              1,104           708        1,918          407
   Custodian fee                                                                  43,138        31,825       20,415       23,712
   Licensing fee                                                                   3,915         1,315        3,563        1,481
   Listing fee and expenses                                                        1,000         1,000        1,000        1,000
   Miscellaneous                                                                   6,522         6,738        6,796        5,974
   Printing expenses                                                               6,277         5,464        5,341        5,145
   Professional fees                                                              14,961        17,518       17,348       14,640
   Registration & filings                                                             26            --          183           --
   Trustees'fees and expenses                                                      1,900         1,900        1,900        1,900
-----------------------------------------------------------------------------------------------------------------------------------
       Total expenses                                                             98,920        71,618       72,415       61,662
       Advisory fees waived                                                      (20,077)       (5,150)     (13,951)      (7,403)
       Other expenses waived or reimbursed                                       (52,720)      (58,228)     (36,143)     (44,636)
-----------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                               26,123         8,240       22,321        9,623
-----------------------------------------------------------------------------------------------------------------------------------
       NET INVESTMENT INCOME                                                     145,146        53,866        3,466       83,615
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized gain (loss) on
       Investments                                                              (376,804)       62,866           52     (103,246)
       In-kind transactions                                                      935,617            --           --      657,741
       Foreign currency transactions                                              (1,017)           --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized gain (loss)                                                      557,796        62,866           52      554,495
   Net change in unrealized appreciation (depreciation) on
       Investments                                                             1,135,767       162,288         (178)     (95,393)
       Foreign currency translation                                                  478            --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
       Net unrealized appreciation (depreciation)                              1,136,245       162,288         (178)     (95,393)
-----------------------------------------------------------------------------------------------------------------------------------
   Net realized and unrealized gain (loss)                                     1,694,041       225,154         (126)     459,102
-----------------------------------------------------------------------------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $  1,839,187  $    279,020   $    3,340   $  542,717
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 29

Claymore Exchange-Traded Fund Trust |

Statement of Changes in Net Assets |

                                                          CLAYMORE S&P GLOBAL DIVIDEND                  CLAYMORE U.S.
                                                          OPPORTUNITIES INDEX ETF (LVL)         CAPITAL MARKETS BOND  ETF (UBD)
                                                    --------------------------------------------------------------------------------
                                                     FOR THE SIX MONTHS                         FOR THE SIX MONTHS
                                                           ENDED            FOR THE YEAR              ENDED           FOR THE YEAR
                                                     NOVEMBER 30, 2009         ENDED            NOVEMBER 30, 2009         ENDED
                                                         (UNAUDITED)        MAY 31, 2009           (UNAUDITED)        MAY 31, 2009
-----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS
   Net investment income (loss)                        $     145,146   $       377,994          $    53,866          $   103,594
   Net realized gain (loss)                                  557,796        (3,788,791)              62,866               55,952
   Net unrealized appreciation (depreciation)              1,136,245           876,092              162,288               97,658
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
       from operations                                     1,839,187        (2,534,705)             279,020              257,204
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION TO SHAREHOLDERS
   From and in excess of net investment income              (195,360)         (291,120)             (54,000)            (117,000)
   Return of capital                                              --                --                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
       Total distributions                                  (195,360)         (291,120)             (54,000)            (117,000)

CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares                            6,912,572         2,558,036                   --                   --
   Cost of shares redeemed                                (2,680,041)               --                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) from capital
           share transactions                              4,232,531         2,558,036                   --                   --
-----------------------------------------------------------------------------------------------------------------------------------
       Total increase (decrease) in net assets             5,876,358          (267,789)             225,020              140,204

NET ASSETS
   Beginning of period                                     5,541,865         5,809,654            5,038,580            4,898,376
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                       $  11,418,223   $     5,541,865          $ 5,263,600          $ 5,038,580
-----------------------------------------------------------------------------------------------------------------------------------
   Undistributed net investment income (loss)
       at end of period                                $     (44,732)  $         5,482          $     1,496          $     1,630
-----------------------------------------------------------------------------------------------------------------------------------
CHANGES IN SHARES OUTSTANDING
   Shares sold                                               560,000           180,000                   --                   --
   Shares redeemed                                          (240,000)               --                   --                   --
   Shares outstanding, beginning of period                   480,000           300,000              100,000              100,000
-----------------------------------------------------------------------------------------------------------------------------------
   Shares outstanding, end of period                         800,000           480,000              100,000              100,000
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

30 | Semiannual Report | November 30, 2009

Claymore exchange-traded fund trust | STATEMENT OF CHANGES IN NET ASSETS continued

               CLAYMORE U.S. CAPITAL MARKETS                         CLAYMORE/ZACKS
            MICRO-TERM FIXED INCOME ETF (ULQ)                DIVIDEND ROTATION ETF (IRO)
-----------------------------------------------------------------------------------------------

        FOR THE SIX MONTHS                          FOR THE SIX MONTHS
               ENDED            FOR THE YEAR               ENDED                 FOR THE YEAR
         NOVEMBER 30, 2009          ENDED             NOVEMBER 30, 2009             ENDED
            (UNAUDITED)         MAY 31, 2009            (UNAUDITED)              MAY 31, 2009
-----------------------------------------------------------------------------------------------
           $       3,466      $        62,021        $        83,615         $        134,816
                      52               (1,433)               554,495               (1,305,270)
                    (178)                 325                (95,393)                 278,757
-----------------------------------------------------------------------------------------------

                   3,340               60,913                542,717                 (891,697)
-----------------------------------------------------------------------------------------------
                  (4,900)             (77,126)               (47,300)                (164,550)
                      --                 (974)                    --                       --
-----------------------------------------------------------------------------------------------
                  (4,900)             (78,100)               (47,300)                (164,550)

               4,982,413            4,980,298              6,720,893                2,308,184
                      --                   --             (4,915,834)              (2,308,184)
-----------------------------------------------------------------------------------------------
               4,982,413            4,980,298              1,805,059                       --
-----------------------------------------------------------------------------------------------
               4,980,853            4,963,111              2,300,476               (1,056,247)

               9,965,469            5,002,358              2,211,375                3,267,622
-----------------------------------------------------------------------------------------------
           $  14,946,322      $     9,965,469        $     4,511,851          $     2,211,375
-----------------------------------------------------------------------------------------------

           $      (1,434)     $             -        $        64,714          $        28,399
-----------------------------------------------------------------------------------------------

                 100,000              100,000                400,000                  150,000
                      --                   --               (300,000)                (150,000)
                 200,000              100,000                150,000                  150,000
-----------------------------------------------------------------------------------------------
                 300,000              200,000                250,000                  150,000
-----------------------------------------------------------------------------------------------

                                      Semiannual Report | November 30, 2009 | 31

Claymore Exchange-Traded Fund Trust |
Financial Highlights |

LVL | Claymore/S&P Global Dividend Opportunities Index ETF

                                                                                         FOR THE                 FOR THE PERIOD
                                                                                SIX MONTHS ENDED       FOR THE  JUNE 25, 2007**
PER SHARE OPERATING PERFORMANCE                                                NOVEMBER 30, 2009    YEAR ENDED          THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                        (UNAUDITED)  MAY 31, 2009     MAY 31, 2008
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                               $   11.55       $  19.37       $     24.98
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                                     0.24           0.88              1.56
   Net realized and unrealized gain (loss)                                              2.85          (7.98)            (5.78)
---------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                 3.09          (7.10)            (4.22)
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                               (0.37)         (0.72)            (1.18)
   Return of Capital                                                                      --             --             (0.21)
---------------------------------------------------------------------------------------------------------------------------------
   Total distribution to shareholders                                                  (0.37)         (0.72)            (1.39)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   14.27       $  11.55       $     19.37
---------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                        $   14.34       $  11.24       $     19.38
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN *(b)
   Net asset value                                                                     27.52%        -37.12%           -16.98%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                              $  11,418       $  5,542       $     5,810
Ratio of net expenses to average net assets*                                            0.65%(c)       0.66%             1.54%(c)
Ratio of net investment income (loss) to average net assets*                            3.61%(c)       7.62%             8.20%(c)
Portfolio turnover rate (d)                                                               28%           181%               84%

*  If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of total expenses to average net assets                                        2.46%(c)       2.97%             4.36%(c)
   Ratio of net investment income (loss) to average net assets                          1.80%(c)       5.31%             5.38%(c)

** Commencement of investment operations.

     (a)  Based on average shares outstanding during the period.

     (b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

     (c)  Annualized.

     (d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.


See notes to financial statements.

32 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued UBD | Claymore U.S. Capital Markets Bond ETF

                                                                                         FOR THE                      FOR THE PERIOD
                                                                                SIX MONTHS ENDED        FOR THE  FEBRUARY 12, 2008**
PER SHARE OPERATING PERFORMANCE                                                NOVEMBER 30, 2009     YEAR ENDED              THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                        (UNAUDITED)   MAY 31, 2009         MAY 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   50.39         $ 48.98            $  50.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                                     0.54            1.04                0.30
   Net realized and unrealized gain (loss)                                              2.25            1.54               (1.05)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                  2.79            2.58               (0.75)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
   From and in excess of net investment income                                         (0.54)          (1.17)              (0.27)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   52.64        $  50.39            $  48.98
------------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                        $   49.25        $  43.05            $  49.07
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN *(b)
   Net asset value                                                                      5.56%           5.35%              -1.50%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                              $   5,264        $  5,039            $  4,898
Ratio of net expenses to average net assets*                                            0.32%(c)        0.50%               0.57%(c)
Ratio of net investment income (loss) to average net assets*                            2.09%(c)        2.10%               2.01%(c)
Portfolio turnover rate (d)                                                              224%            499%                112%

*  If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of total expenses to average net assets                                        2.78%(c)        3.05%               3.58%(c)
   Ratio of net investment income (loss) to average net assets                         -0.37%(c)       -0.45%              -1.00%(c)

** Commencement of investment operations.

     (a)  Based on average shares outstanding during the period.

     (b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

     (c)  Annualized.

     (d) Portfolio turnover is not annualized for periods of less than one year and does not include securities received or delivered from processing creations or redemptions.


See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 33

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued ULQ | Claymore U.S. Capital Markets Micro-Term Fixed Income ETF

                                                                                     FOR THE                        FOR THE PERIOD
                                                                            SIX MONTHS ENDED        FOR THE   FEBRUARY 12, 2007**
PER SHARE OPERATING PERFORMANCE                                            NOVEMBER 30, 2009     YEAR ENDED               THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                     (UNAUDITED)  MAY 31, 2009          MAY 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   49.83       $  50.02            $  50.00
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (a)                                                            0.01           0.49                0.32
   Net realized and unrealized gain (loss)                                                --           0.03                  --
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                  0.01           0.52                0.32
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                               (0.02)         (0.70)              (0.30)
   Return of capital                                                                      --          (0.01)                 --
------------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDER                                                     (0.02)         (0.71)              (0.30)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                    $    49.82       $  49.83            $  50.02
------------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                       $    49.85       $  49.84            $  50.06
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN* (b)
   Net asset value                                                                      0.01%          1.05%               0.64%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                             $   14,946       $  9,965           $   5,002
Ratio of net expenses to average net assets**                                           0.32%(c)       0.46%               0.57%(c)
Ratio of net investment income to average net assets                                    0.05%(c)       0.98%               2.15%(c)
Portfolio turnover rate(d)                                                                 0%             0%                  0%

*  If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of expenses to average net assets                                              1.04%(c)       2.12%               3.80%(c)
   Ratio of net investment income (loss) to average net assets                         -0.67%(c)      -0.68%              -1.08%(c)

** Commencement of investment operations.

     (a)  Based on average shares outstanding during the period.

     (b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

     (c)  Annualized.

     (d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.


See notes to financial statements.

34 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | FINANCIAL HIGHLIGHTS continued IRO | Claymore/Zacks Dividend Rotation ETF

                                                                                     FOR THE                     FOR THE PERIOD
                                                                            SIX MONTHS ENDED        FOR THE  OCTOBER 24, 2007**
PER SHARE OPERATING PERFORMANCE                                            NOVEMBER 30, 2009     YEAR ENDED             THROUGH
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD                                     (UNAUDITED)  MAY 31, 2009        MAY 31, 2008
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                               $   14.74       $  21.78       $       25.32
------------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss) (a)                                                     0.48           0.90                0.44
   Net realized and unrealized gain (loss) on investments                               3.10          (6.84)              (3.77)
------------------------------------------------------------------------------------------------------------------------------------
      Total from investment operations                                                  3.58          (5.94)              (3.33)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income                                                               (0.27)         (1.10)              (0.21)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                     $   18.05       $  14.74        $      21.78
------------------------------------------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                        $   18.06       $  14.58        $      21.76
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN*(b)
   Net asset value                                                                     24.43%        -26.86%             -13.13%

RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (thousands)                                              $   4,512       $  2,211        $      3,268
Ratio of net expenses to average net assets*                                            0.65%(c)       0.99%               1.78%(c)
Ratio of net investment income (loss) to average net assets*                            5.65%(c)       6.04%               3.29%(c)
Portfolio turnover rate (d)                                                              110%           551%                233%

*  If certain expenses had not been waived or reimbursed by the Adviser, total return would have been lower and the ratios would have been as follows:
   Ratio of total expenses to average net assets                                        4.17%(c)       5.76%               5.70%(c)
   Ratio of net investment income (loss) to average net assets                          2.13%(c)       1.27%              -0.63%(c)

** Commencement of investment operations.

     (a)  Based on average shares outstanding during the period.

     (b) Total investment return is calculated assuming a purchase of a common share at the beginning of the period and a sale on the last day of the period reported at net asset value ("NAV"). Dividends and distributions are assumed to be reinvested at NAV. Total investment return does not reflect brokerage commissions. A return calculated for a period of less than one year is not annualized.

     (c)  Annualized.

     (d) Portfolio turnover is not annualized for periods less than one year and does not include securities received or delivered from processing creations or redemptions.


See notes to financial statements.

                                      Semiannual Report | November 30, 2009 | 35

Claymore Exchange-Traded Fund Trust |

Notes to Financial Statements | November 30, 2009 (unaudited)

Note | -- ORGANIZATION:
Claymore Exchange-Traded Fund Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is organized as an open-end management investment company that was organized as a Delaware business trust on May 24, 2006. At the end of the period, the Trust consisted of 20 portfolios. The following 4 portfolios have a semi-annual reporting period ended on November 30, 2009:

Claymore/S&P Global Dividend Opportunities Index ETF    "S&P Global Dividend Opportunities"

Claymore U.S. Capital Markets Bond ETF                  "U.S. Capital Markets Bond"

Claymore U.S. Capital Markets                           "U.S. Capital Markets Micro-Term Fixed Income"
Micro-Term Fixed Income ETF

Claymore/Zacks Dividend Rotation ETF                    "Zacks Dividend Rotation"

Each portfolio represents a separate series of the Trust (each a"Fund" or collectively the"Funds"). Each Fund's shares are listed and traded on the NYSE Arca. The Funds' market prices may differ to some degree from the net asset value ("NAV") of the shares of each Fund. Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at NAV, only in a large specified number of shares, each called a "Creation Unit." Creation Units are issued and redeemed principally in-kind for securities included in the relevant index. Except when aggregated in Creation Units, shares are not individually redeemable securities of the Funds. The investment objective of each of the Funds is to replicate as closely as possible, before fees and expenses, the performance of the following market indices:

Fund                                                                Index
--------------------------------------------------------------------------------
S&P Global Dividend Opportunities        S&P Global Dividend Opportunities Index
U.S. Capital Markets Bond                  CPMKTB-The Capital Markets Bond Index
U.S. Capital Markets Micro-Term
        Fixed Income                  CPMKTL-The Capital Markets Liquidity Index
Zacks Dividend Rotation                            Zacks Dividend Rotation Index


Note 2 --ACCOUNTING POLICIES:
The preparation of the financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

In June 2009, the Financial Accounting Standards Board ("FASB") established the FASB Accounting Standards Codification(TM) ("ASC") as the single source of authoritative accounting principles reorganized by the FASB in preparation of financial statements in conformity with GAAP. The ASC superseded existing non-grandfathered, non-U.S. Securities and Exchange Commission ("SEC") accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance with the ASC carried an equal level of authority. The ASC became effective for financial statements issued for interim and annual periods ending after September 15, 2009. The implementation of ASC did not have a material effect of the Fund's financial statements.

The following is a summary of the significant accounting policies followed by the Funds.

(a) VALUATION OF INVESTMENTS
Securities listed on an exchange are valued at the last reported sale price on the principal exchange or on the principal over-the-counter market on which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and ask prices. Equity securities that are traded primarily on the NASDAQ Stock Market are valued at the NASDAQ Official Closing Price. Events occurring after the close of trading on non-United States exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the NYSE. Debt securities are valued at the bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Valuations in accordance with these procedures are intended to reflect each security's (or asset's) "fair value". Such "fair value" is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security's disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company's financial statements, and
(viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

The Fund adopted ASC 820, Fair Value Measurements and Disclosures ("ASC820") (formerly known as the Statement of Financial Accounting Standard ("SFAS") No.
157) effective June 1, 2008. In accordance with ASC820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC820 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation). The following table represents the Funds' investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of November 30, 2009:

S&P GLOBAL DIVIDEND OPPORTUNITIES

DESCRIPTION                        LEVEL 1  LEVEL 2 LEVEL 3    TOTAL
(value in $000s)
Assets:
Common Stocks                     $ 10,436  $    --    $ -- $ 10,436
Exchange-Traded Funds                   50       --      --       50
Income Trusts                          874       --      --      874
Master Limited Partnerships             48       --      --       48
Warrants                                 1       --      --        1
----------------------------------------------------------------------
Total                             $ 11,409  $    --    $ -- $ 11,409
----------------------------------------------------------------------

U.S. CAPITAL MARKETS BOND

DESCRIPTION                        LEVEL 1  LEVEL 2 LEVEL 3    TOTAL
(value in $000s)
Assets:
Corporate Bonds                    $    --  $ 1,357    $ -- $   1,357
Mortgage Backed Securities              --    1,874      --     1,874
U. S .Government Agency Securities      --      497      --       497
U. S. Treasury Securities               --    1,379      --     1,379
----------------------------------------------------------------------
Total                              $    --  $ 5,107    $ -- $   5,107
----------------------------------------------------------------------


36 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

U.S. CAPITAL MARKETS MICRO-TERM FIXED INCOME

DESCRIPTION                        LEVEL 1  LEVEL 2 LEVEL 3    TOTAL
(value in $000s)
Assets:
Short-Term Investments:
Certificate of Deposit             $    -- $    675    $ -- $    675
Commercial Paper                        --    7,869      --    7,869
Corporate Bonds                         --    1,193      --    1,193
U.S. Government and Agency Securities   --    4,445      --    4,445
---------------------------------------------------------------------
Total                              $    -- $ 14,182    $ -- $ 14,182
---------------------------------------------------------------------

ZACKS DIVIDEND ROTATION

DESCRIPTION                        LEVEL 1  LEVEL 2 LEVEL 3    TOTAL
(value in $000s)
Assets:
Common Stocks                      $ 4,412  $    --    $ -- $  4,412
Master Limited Partnerships             85       --      --       85
---------------------------------------------------------------------
Total                              $ 4,497  $    --    $ -- $  4,497
---------------------------------------------------------------------

(b) INVESTMENT TRANSACTIONS AND INVESTMENT INCOME
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

The Funds record the character of dividends received from master limited partnerships ("MLPs") based on estimates made at the time such distributions are received. These estimates are based upon a historical review of information available from each MLP and other industry sources. The characterization of the estimates may subsequently be revised based on information received from MLPs after their tax reporting periods conclude.

REIT distributions received by a Fund are generally comprised of ordinary income, long-term and short-term capital gains and return of capital. The actual character of amounts received during the year are not known until after the fiscal year end. A Fund records the character of distributions received from REITs during the year based on historical information available. A Fund's characterization may be subsequently revised based on information received from REITs after their tax reporting periods conclude.

(c) CURRENCY TRANSLATION
Assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the bid and asked price of respective exchange rates on the last day of the period. Purchases and sales of investments denominated in foreign currencies are translated at the exchange rate on the date of the transaction.

Foreign exchange gain or loss resulting from holding of a foreign currency, expiration of a currency exchange contract, difference in exchange rates between the trade date and settlement date of an investment purchased or sold, and the difference between dividends actually received compared to the amount shown in a Fund's accounting records on the date of receipt are included as net realized gains or losses on foreign currency transactions in the Fund's Statement of Operations.

Foreign exchange gain or loss on assets and liabilities, other than investments, are included in unrealized appreciation/(depreciation) on foreign currency translations.

(d) DISTRIBUTIONS
The Funds intend to pay substantially all of their net investment income to shareholders. U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income pay monthly distributions; and Zacks Dividend Rotation and S&P Global Dividend Opportunities pay quarterly distributions. In addition, the Funds intend to distribute any capital gains to Shareholders as capital gain dividends at least annually. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

(e) SECURITY LENDING
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent. The loans are collateralized at all times by cash and/or high grade debt obligations in an amount at least equal to 102% of the market value of domestic securities loaned and 105% of foreign securities loaned as determined at the close of business on the preceding business day. Each Fund receives compensation for lending securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower. Lending portfolio securities could result in a loss or delay in recovering each Fund's securities if the borrower defaults. The net securities lending income earned by the Funds is disclosed on the Statement of Operation. None of the Funds had lent securities outstanding as of November 30, 2009.

(f) SUBSEQUENT EVENTS
Effective November 30, 2009, the Fund adopted ASC 855, Subsequent Events ("ASC855") (formerly known as SFAS No. 165). ASC855 requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the statement of assets and liabilities. ASC855 is intended to establish general standards of accounting and for disclosure of events that occur after the statement of assets and liabilities date but before the financial statements are issued or are available to be issued. The Fund has performed an evaluation of subsequent events through January 26, 2010, which is the date the financial statements were issued.

Note 3 -- INVESTMENT ADVISORY AGREEMENT, SUB-ADVISORY AGREEMENT AND OTHER
AGREEMENTS:
Pursuant to an Investment Advisory Agreement (the"Agreement") between the Trust, on behalf of each Fund, and Claymore Advisors, LLC (the "Adviser"), the Adviser manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees.

Pursuant to the Agreement, each Fund pays the Adviser an advisory fee payable on a monthly basis at the annual rate set forth below based on each Fund's average daily net assets:
FUND                                         RATE
--------------------------------------------------
S&P Global Dividend Opportunities            0.50%
U.S. Capital Markets Bond                    0.20%
U.S. Capital Markets Micro-Term Fixed Income 0.20%
Zacks Dividend Rotation                      0.50%


                                      Semiannual Report | November 30, 2009 | 37

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On July 17, 2009, Claymore Group Inc., the parent of the Adviser, entered into an Agreement and Plan of Merger between and among Claymore Group Inc., Claymore Holdings, LLC and GuggClay Acquisition, Inc., (with the latter two entities being wholly-owned, indirect subsidiaries of Guggenheim Partners, LLC ("Guggenheim")) whereby GuggClay Acquisition, Inc. merged into Claymore Group Inc. which is the surviving entity. This transaction was completed on October 14, 2009 (the"Effective Date") and resulted in a change-of-control whereby Claymore Group Inc. and its subsidiaries, including the Adviser, became indirect, wholly-owned subsidiaries of Guggenheim. The transaction is not expected to affect the daily operations of the Funds or the investment management activities of the Adviser.

Under the Investment Company Act of 1940, as amended, (the"1940 Act"), the consummation of this transaction resulted in the automatic termination of the Advisory & Sub-Advisory Agreements. Accordingly, on September 28, 2009, the Board of Trustees approved an interim investment advisory agreement between the Trust and the Adviser (the"Interim Advisory Agreement") and an interim investment sub-advisory agreement among the Trust (on behalf of the Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (together the"Sub-Advised Funds")), the Adviser and Mellon Capital Management Corporation ("Mellon") (the "Interim Sub-Advisory Agreement" and together with the Interim Advisory Agreement, the "Interim Agreements"). The Interim Agreements took effect as of the Effective Date and will terminate upon the earlier of: (a) 150 calendar days after the Effective Date or (b) the approval of a new investment advisory agreement by the shareholders of each Fund and a new investment sub-advisory agreement by the shareholders of the Sub-Advised Funds. In addition, the advisory fees earned by the Adviser pursuant to the Interim Advisory Agreement and the sub-advisory fees earned by Mellon pursuant to the Interim Sub-Advisory Agreement will be held in an interest-bearing escrow account with the Trust's custodian during the term of the Interim Agreements. If each Fund's shareholders approve a new advisory agreement with the Adviser prior to the expiration of the term of the Interim Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to each Fund shall be paid to the Adviser. If the Sub-Advised Fund's shareholders approve a new sub-advisory agreement with Mellon prior to the expiration of the term of the Interim Sub-Advisory Agreement, the amount in the escrow account (including any interest earned) with respect to the Sub-Advised Funds shall be paid to Mellon. If each Fund's shareholders do not approve a new advisory agreement with the Adviser, or if the Sub-Advised Funds' shareholders do not approve a new sub-advisory agreement with Mellon, prior to the expiration of the term of the Interim Agreements, the Adviser or Mellon, as applicable, shall be paid, out of the escrow account with respect to the relevant Fund, the lesser of (i) the Adviser's or Mellon's costs incurred in providing the services under the Interim Agreements (including any interest earned on that amount while in escrow) with respect to the relevant Fund; or (ii) the total amount in the escrow account (including any interest earned) with respect to such Fund. Other than the effective dates and the provisions set forth above regarding the advisory and sub-advisory fees' placement into an escrow account, the terms and conditions of the Interim Agreements are substantively identical to those of the original Advisory Agreement and Sub-Advisory Agreement.

On September 28, 2009, the Board of Trustees approved a new investment advisory agreement between the Trust and the Adviser (the"New Advisory Agreement") and a new investment sub-advisory agreement among the Trust (on behalf of the Sub-Advised Funds), the Adviser and Mellon (the "New Sub-Advisory Agreement" and together with the New Advisory Agreement, the "New Agreements") and recommended that the New Agreements be submitted to the shareholders of the relevant Funds for their approval. The New Agreements will take effect with respect to a Fund upon approval by the shareholders of such Fund and will have an initial term of one year. Thereafter, the New Agreements will continue in effect only if such continuance is approved by the Board of Trustees. Other than effective dates, there are no material differences between the terms of the New Advisory Agreement and New Sub-Advisory Agreement and those of the prior Advisory Agreement and Sub-Advisory Agreement, respectively.

Under a separate Fund Administration agreement, Claymore Advisors, LLC provides Fund Administration services to the Funds. Claymore Advisors, LLC receives a fund administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of each Fund:

NET ASSETS            RATE
---------------------------
First $200,000,000  0.0275%
Next $300,000,000   0.0200%
Next $500,000,000   0.0150%
Over $1,000,000,000 0.0100%

For the period ended November 30, 2009, each Fund recognized Fund
Administration expenses and waived Fund Administration expenses as follows:

                                                   FUND         FUND
                                             ADMINISTRATION ADMINISTRATION
                                                 EXPENSE    EXPENSE WAIVED
--------------------------------------------------------------------------
S&P Global Dividend Opportunities             $    1,104    $   1,104
U.S. Capital Markets Bond                            708         708
U.S. Capital Markets Micro-Term Fixed Income       1,918        1,918
Zacks Dividend Rotation                              407         407

The Bank of New York Mellon ("BNY") acts as the Funds' custodian, accounting agent and transfer agent. As custodian, BNY is responsible for the custody of the Funds' assets. As accounting agent, BNY is responsible for maintaining the books and records of the Funds. As transfer agent, BNY is responsible for performing transfer agency services for the Funds.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S. Capital Markets Bond and U.S. Capital Markets Micro-Term Fixed Income, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the two aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

The Funds' Adviser has contractually agreed to waive fees and/or pay fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expense, a portion of the Fund's licensing fees, offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund's business) from exceeding the following percentages of average net assets per year, at least until December 31, 2012:


FUND                                         RATE
--------------------------------------------------
S&P Global Dividend Opportunities            0.60%
U.S. Capital Markets Bond                    0.27%
U.S. Capital Markets Micro-Term Fixed Income 0.27%
Zacks Dividend Rotation                      0.60%


Amounts owed to each Fund from the Adviser are shown in the Statement of Assets and Liabilities.

The Trust and the Adviser have entered into an Expense Reimbursement Agreement in which for a period of five years subsequent to the Fund's commencement of operations, the Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three years if the Fund's expense ratio, including the recovered expenses, falls below the expense cap.

38 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the period ended November 30, 2009, the Adviser waived and assumed the following fees and expenses:

                                                          POTENTIALLY RECOVERABLE
                                                         EXPENSES EXPIRING MAY 31,
-----------------------------------------------------------------------------------------
                              ADVISORY
                                  FEES     EXPENSES
                                WAIVED      ASSUMED       2011        2012         2013
-----------------------------------------------------------------------------------------
S&P Global Dividend
  Opportunities           $     20,077 $     52,720 $  109,838 $   114,428 $     72,797
U.S. Capital Markets Bond        5,150       58,228     44,916     126,015       63,378
U.S. Capital Markets
  Micro-Term Fixed Income       13,951       36,143     48,581     104,981       50,094
Zacks Dividend Rotation          7,403       44,636     78,022     106,388       52,039

Certain officers and/or trustees of the Trust are officers and/or directors of the Adviser. The Trust does not compensate its officers and /or trustees who are officers or directors of the Adviser.

LICENSING FEE AGREEMENTS:
The Adviser has entered into licensing agreements on behalf of each Fund with the following Licensors:

FUND                                                         LICENSOR
-------------------------------------------------------------------------------
S&P Global Dividend Opportunities                       Standard & Poor's
U.S. Capital Markets Bond                    Dorchester Capital Management LLC
U.S. Capital Markets Micro-Term
        Fixed Income                         Dorchester Capital Management LLC
Zacks Dividend Rotation                        Zacks Investment Research, Inc.

The above trademarks are trademarks owned by the respective Licensors. These trademarks have been licensed to the Adviser for use for certain purposes with the Funds. The Funds are not sponsored, endorsed, sold or promoted by the Licensors and the Licensors make no representation regarding the advisability of investing in Shares of the Funds. Up to 5 basis points of licensing fees are excluded from the expense cap.

Note 4 -- FEDERAL INCOME TAXES:
The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Funds intend not to be subject to U.S. federal excise tax.

At November 30, 2009, the cost of investments, unrealized appreciation/depreciation on investments, excluding foreign currency, and accumulated earnings/loss for federal income tax purposes were as follows:

                                                                                      NET TAX
                                                                                   UNREALIZED
                               COST OF        GROSS         GROSS       NET TAX  APPRECIATION
                           INVESTMENTS          TAX           TAX    UNREALIZED (DEPRECIATION)
                               FOR TAX   UNREALIZED    UNREALIZED  APPRECIATION   ON FOREIGN
                              PURPOSES APPRECIATION  DEPRECIATION (DEPRECIATION)     CURRENCY
---------------------------------------------------------------------------------------------
S&P Global Dividend
  Opportunities           $  9,647,293 $  1,864,213     ($102,756)  $ 1,761,457   $     1,033
U.S. Capital Markets Bond    4,945,600      167,029        (5,237)      161,792            --
U.S. Capital Markets
  Micro-Term
  Fixed Income              14,182,043        1,261        (1,296)          (35)           --
Zacks Dividend Rotation      4,401,667      189,586       (93,952)       95,634            --

Tax components of the following balances as of May 31, 2009 were as follows:

                                   UNDISTRIBUTED ORDINARY     UNDISTRIBUTED LONG-TERM
                                      INCOME/(ACCUMULATED          GAINS/(ACCUMULATED
                                           ORDINARY LOSS)        CAPITAL & OTHER LOSS)
------------------------------------------------------------------------------------------
S&P Global Dividend Opportunities               $   5,680                 ($4,240,571)
U.S. Capital Markets Bond                          57,131                      (5,735)
U.S. Capital Markets Micro-Term Fixed Income           --                      (1,465)
Zacks Dividend Rotation                            28,399                  (2,454,020)

DISTRIBUTIONS TO SHAREHOLDERS:
The tax character of distributions paid during the period ended May 31, 2009 was as follows:

                                          DISTRIBUTIONS PAID FROM
                                                  ORDINARY INCOME
--------------------------------------------------------------------
S&P Global Dividend Opportunities                       $ 291,120
U.S. Capital Markets Bond                                 117,000
U.S. Capital Markets Micro-Term Fixed Income               77,126
Zacks Dividend Rotation                                   164,550

                                          DISTRIBUTIONS PAID FROM
                                                RETURN OF CAPITAL
--------------------------------------------------------------------
U.S. Capital Markets Micro-Term Fixed Income            $     974

At May 31, 2009, for federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by the regulations, to offset future capital gains through the years indicated. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

                                               CAPITAL LOSS   CAPITAL LOSS
                                                   EXPIRING       EXPIRING
                                                    IN 2016        IN 2017
--------------------------------------------------------------------------
S&P Global Dividend Opportunities                 $ 129,232    $ 2,414,757
U.S. Capital Markets Bond                                --             --
U.S. Capital Markets Micro-Term Fixed Income             --             --
Zacks Dividend Rotation                                  --      1,132,756


Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of each Fund's next taxable year. During the year ended May 31, 2009, the following Funds incurred and will elect to defer net capital losses as follows:

                                                                POST-OCTOBER
                                               POST-OCTOBER FOREIGN CURRENCY
                                             CAPITAL LOSSES           LOSSES
-----------------------------------------------------------------------------
S&P Global Dividend Opportunities               ($1,696,582)        ($21,328)
U.S. Capital Markets Bond                            (5,735)              --
U.S. Capital Markets Micro-Term Fixed Income         (1,465)              --
Zacks Dividend Rotation                          (1,321,264)              --


For all open tax years and all major jurisdictions, management of the Trust has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e. generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

                                      Semiannual Report | November 30, 2009 | 39

Claymore Exchange-Traded Fund Trust | NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Note 5 - INVESTMENT TRANSACTIONS:
For the period ended November 30, 2009, the cost of investments purchased and proceeds from sales of investments, excluding short-term investments and in-kind transactions, were as follows:

                                                  PURCHASES                        SALES
------------------------------------------------------------------------------------------
S&P Global Dividend Opportunities            $    2,212,442                 $  2,272,264
U.S. Capital Markets Bond                        11,228,793                   11,258,618
U.S. Capital Markets Micro-Term Fixed Income           --                             --
Zacks Dividend Rotation                           3,336,490                    3,315,589
For the year ended November 30, 2009, in-kind transactions were as follows:


                                                  PURCHASES                        SALES
------------------------------------------------------------------------------------------
S&P Global Dividend Opportunities            $    6,922,121                 $  2,679,642
U.S. Capital Markets Bond                              --                             --
U.S. Capital Markets Micro-Term Fixed Income           --                             --
Zacks Dividend Rotation                           6,699,127                    4,879,746

Note 6 -- CAPITAL:
Shares are issued and redeemed by the Funds only in Creation Unit size aggregations of 50,000 or 100,000 shares. Such transactions are only permitted on an in-kind basis, with separate cash payment, which is balancing each component to equate the transaction to the net asset value per share of the Fund on the transaction date. Creation or Redemption Transaction fees ranging from $500 to $3,000 are charged to those persons creating or redeeming Creation Units. An additional charge of up to four times the Creation or Redemption Transaction Fee may be imposed with respect to transactions effected outside of the usual process through the National Securities Clearing Corporation or to the extent that cash is used in lieu of securities to purchase Creation Units or redeem for cash.

Note 7 - DISTRIBUTION AGREEMENT:
The Board of Trustees of the Trust has adopted a distribution and service plan (the"Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund is authorized to pay distribution fees in connection with the sale and distribution of its shares and pay service fees in connection with the provision of ongoing services to shareholders of each class and the maintenance of shareholder accounts in an amount up to 0.25% of its average daily net assets each year. No 12b-1 fees are currently paid by the Funds, and there are no current plans to impose these fees. No such fee may be paid in the future without further approval by the Board of Trustees.

Note 8 -- INDEMNIFICATIONS:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. Each Funds' maximum exposure under these arrangements is unknown, as this would require future claims that may be made against a Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Note 9 -- SUBSEQUENT EVENT:
Subsequent to November 30, 2009, the board of trustees declared the following distributions payable on December 31, 2009 to shareholders of record on December 29, 2009. The dividend rates per common share were as follows:

                                              SHORT-TERM
FUND                                INCOME  CAPITAL GAIN
--------------------------------------------------------
S&P Global Dividend Opportunities $   0.080    $     --
U.S. Capital Markets Bond         $   0.669    $  0.429
Zacks Dividend Rotation           $   0.337    $     --


40 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |

Supplemental INFORMATION |(unaudited)

TRUSTEES
The Trustees of the Claymore Exchange-Traded Fund Trust and their principal business occupations during the past five years.

                                                                                                  NUMBER OF
                                                                                               FUNDS IN THE
NAME, ADDRESS*, YEAR OF TERM OF OFFICE** PRINCIPAL OCCUPATIONS DURING                       FUND COMPLEX***
BIRTH AND POSITION(S)   AND LENGTH OF    THE PAST FIVE YEARS AND                                OVERSEEN BY      OTHER DIRECTORSHIPS
HELD WITH REGISTRANT    TIME SERVED      OTHER AFFILIATIONS                                         TRUSTEE          HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES:
------------------------------------------------------------------------------------------------------------------------------------
Randall C. Barnes       Since 2006       Private Investor (2001-present). Formerly,                      44             None
Year of Birth: 1951                      Senior Vice President and Treasurer, PepsiCo, Inc.
Trustee                                  (1993-1997), President, Pizza Hut International
                                         (1991-1993) and Senior Vice President, Strategic
                                         Planning and New  Business Development (1987-1990)
                                         of PepsiCo, Inc. (1987-1997).
------------------------------------------------------------------------------------------------------------------------------------
Ronald A. Nyberg        Since 2006       Partner of Nyberg & Cassioppi, LLC, a law firm                  47             None
Year of Birth: 1953                      specializing in corporate law, estate planning
Trustee                                  and business transactions (2000-present). Formerly,
                                         Executive Vice President, General Counsel and
                                         Corporate Secretary of Van Kampen Investments (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------
Ronald E. Toupin, Jr.   Since 2006       Retired. Formerly, Vice President, Manager and                  44             None
Year of Birth: 1958                      Portfolio Manager of Nuveen Asset Management (1998-1999),
Trustee                                  Vice President of Nuveen Investment Advisory
                                         Corp. (1992-1999), Vice President and Manager of
                                         Nuveen Unit Investment Trusts (1991-1999), and
                                         Assistant Vice President and Portfolio Manager of
                                         Nuveen Unit Investment Trusts (1988-1999), each
                                         of John Nuveen & Co., Inc. (1982-1999).
------------------------------------------------------------------------------------------------------------------------------------

*    Address for all Trustees 2455 Corporate West Drive, Lisle, IL
     60532

** This is the period for which the Trustee began serving the Trust. Each Trustee is expected to serve an indefinite term, until his successor is elected.

*** The Claymore Fund Complex consists of U.S. registered investment companies advised or serviced by Claymore Advisors, LLC or Claymore Securities, Inc.The Claymore Fund Complex is overseen by multiple Boards of Trustees.

As of October 14, 2009, Nicholas Dalmaso resigned his position as Trustee for the Trust.

                                      Semiannual Report | November 30, 2009 | 41

Claymore Exchange-Traded Fund Trust | SUPPLEMENTAL INFORMATION (unaudited) continued

PRINCIPAL EXECUTIVE OFFICERS
The Principal Executive Officers of the Trust and their principal occupations during the past five years:

NAME, ADDRESS*, YEAR OF BIRTH
AND POSITION(S) HELD              TERM OF OFFICE** AND  PRINCIPAL OCCUPATIONS DURING THE PAST FIVE YEARS
WITH REGISTRANT                   LENGTH OF TIME SERVED AND OTHER AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS:
------------------------------------------------------------------------------------------------------------------------------------
J. Thomas Futrell                 Since 2008            Senior Managing Director and Chief Investment Officer of
Year of birth: 1955                                     Claymore Advisors, LLC and Claymore Securities, Inc. (2008-present).
Chief Executive Officer                                 Formerly, Managing Director of Research, Nuveen Asset
                                                        Management (2000-2007).
------------------------------------------------------------------------------------------------------------------------------------
Steven M. Hill                    Since 2006            Senior Managing Director of Claymore Advisors, LLC and
Year of Birth: 1964                                     Claymore Securities, Inc. (2005-present); Formerly, Chief
Chief Accounting Officer, Chief                         Financial Officer of Claymore Group Inc. (2005-2006); Managing
Financial Officer and Treasurer                         Director of Claymore Advisors, LLC and Claymore Securities, Inc.
                                                        (2003-2005); Treasurer of Henderson Global Funds and Operations
                                                        Manager for Henderson Global Investors (North America) Inc., (2002-2003);
                                                        Managing Director, FrontPoint Partners LLC (2001-2002).
------------------------------------------------------------------------------------------------------------------------------------
Kevin M. Robinson                 Since 2008            Senior Managing Director and General Counsel of Claymore
Year of birth: 1959                                     Advisors, LLC, Claymore Securities, Inc. and Claymore Group
Chief Legal Officer                                     Inc. (2007-present).Chief Legal Officer of certain other funds in the Fund Complex. Formerly, Associate General Counsel and
                                                        Assistant Corporate Secretary ofNYSE Euronext, Inc. (2000-2007).
------------------------------------------------------------------------------------------------------------------------------------
Bruce Saxon                       Since 2006            Vice President, Fund Compliance Officer of Claymore Group Inc.
Year of Birth: 1957                                     (2006-present). Formerly, Chief Compliance Officer/Assistant
Chief Compliance Officer                                Secretary of Harris Investment Management, Inc. (2003-2006).
                                                        Director-Compliance of Harrisdirect LLC (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------
Melissa J. Nguyen                 Since 2006            Vice President and Assistant General Counsel of Claymore
Year of Birth: 1978                                     Group Inc. (2005-present). Secretary of certain funds in the Fund Complex;
Secretary                                               Formerly, Associate, Vedder Price P.C. (2003-2005).
------------------------------------------------------------------------------------------------------------------------------------
William H. Belden, III            Since 2006            Managing Director of Claymore Advisors, LLC (2005-present).
Year of Birth: 1965                                     Formerly, Vice President of Product Management at Northern
Vice President                                          Trust GlobalInvestments (1999-2005).
------------------------------------------------------------------------------------------------------------------------------------
Chuck Craig                       Since 2006            Managing Director (2006-present), Vice President (2003-2006)
Year of Birth: 1967                                     of Claymore Advisors, LLC. Formerly, Assistant Vice President,
Vice President                                          First Trust Portfolios, L.P. (1999-2003).
------------------------------------------------------------------------------------------------------------------------------------

*    Address for all Officers: 2455 Corporate West Drive, Lisle, IL
     60532

** Officers serve at the pleasure of the Board of Trustees and until his or her successor is appointed and qualified or until his or her earlier resignation or removal.


42 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |

Board Considerations Regarding the Annual Review of the
INVESTMENT ADVISORY AGREEMENTS | (unaudited)

On July 23 and August 3, 2009, the Nominating and Governance Committee (referred to as the "Committee" and consisting solely of those trustees who are not "interested persons" as defined by the Investment Company Act of 1940) of the Board of Trustees (the "Board") of the Claymore Exchange-Traded Fund Trust (the "Trust" with the separate series thereof referred to individually as a "Fund" and collectively as the "Funds") met independently of the Funds' management and of the interested trustee of the Board to consider the renewal of the investment advisory agreement ("Investment Advisory Agreement") between the Trust and Claymore Advisors, LLC ("Adviser") on behalf of the following
Funds:

Claymore Exchange-Traded Fund Trust
-----------------------------------
Claymore/S&P Global Dividend Opportunities Index ETF
Claymore U.S. Capital Markets Bond ETF
Claymore U.S. Capital Markets Micro-Term Fixed Income ETF
Claymore/Zacks Dividend Rotation ETF

In addition, the Committee considered the renewal of the subadvisory agreement (the "Subadvisory Agreement" and, together with the Investment Advisory Agreement, the "Advisory Agreements") with Mellon Capital Management Corporation (the "Sub-Adviser") for Claymore U.S. Capital Markets Bond ETF, Claymore U.S. Capital Markets Micro-Term Fixed Income ETF and Claymore U.S.-1-The Capital Markets Index ETF (the "Sub-Advised Funds"). As part of its review process, the Committee was represented by independent legal counsel. The Committee reviewed materials received from the Adviser and Sub-Adviser and independent legal counsel. The members of the Committee also had previously received, throughout the year, Board meeting information regarding performance and operating results of the Funds.

In preparation for its review, the Committee communicated with independent legal counsel regarding the nature of information to be provided, and independent legal counsel, on behalf of the Committee, sent a formal request for information and a supplemental request for information to the Adviser and Sub-Adviser. The Adviser and Sub-Adviser provided extensive information in response to the requests. Among other information, the Adviser and Sub-Adviser provided general information to assist the Committee in assessing the nature and quality of services provided, information comparing the investment performance, advisory fees and total expenses of the Funds to other exchange-traded funds ("ETFs"), information about the Adviser's financial position and the profitability from the Advisory Agreements to the Adviser and the compliance program of the Adviser.

The Committee considered that on July 17, 2009, Claymore Group Inc., the parent company of the Adviser ("Claymore Group"), entered into an agreement and plan of merger with subsidiaries of Guggenheim Partners, LLC ("Guggenheim"), pursuant to which Claymore Group and its associated entities, including the Adviser, will become indirect subsidiaries of Guggen-heim (the "Transaction") upon the closing of the Transaction. The Committee considered that it had been advised that the closing of the Transaction would cause the automatic termination of the Advisory Agreements pursuant to their terms and, accordingly, that it would be necessary for the Committee to consider the approval of new investment advisory and subadvisory agreements with the Adviser and the Sub-Adviser, respectively ("New Advisory Agreements"), in order for the Adviser and the Sub-Adviser to continue to provide services to the Funds. The Committee also considered that if the Transaction did not take place that Claymore would have a need for additional working capital. The Committee noted that the Adviser and Guggenheim were in the process of providing information regarding the Transaction to the Committee and that the Committee would hold a meeting in the near future to review such information and to consider the approval of the New Advisory Agreements.

Based upon their review, the Committee and the Board concluded that it was in the best interests of the Funds to renew the Advisory Agreements and, accordingly, recommend to the Board the renewal of the Advisory Agreements for a period of ninety days pending a meeting in the near future to consider the approval of the New Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors.

Investment Advisory Agreement

In evaluating the nature, extent and quality of the Adviser's services, the Board reviewed information concerning the functions performed by the Adviser for the Funds, information describing the Adviser's organization and the background and experience of the persons responsible for the day-to-day management of the Funds. The Board also considered the secondary market support provided by the Adviser to the Funds, including the Adviser's efforts to educate investment professionals about the Funds and other funds sponsored by the Adviser. The Board reviewed financial information regarding the Adviser and its parent company and considered the parent company's guaranty of the Adviser's financial obligations under the Investment Advisory Agreement. The Board reviewed information on the performance of the Funds and the performance of their benchmark indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Fund's performance. The Board concluded that each of the Funds, with the exception of the Sub-Advised Funds, is correlated to its underlying index and that the tracking error for each Fund was within a reasonable range in that Fund's particular circumstances. With respect to the Sub-Advised Funds, the Board noted that the Adviser had delegated responsibility for the investment and reinvestment of the Sub-Advised Funds' assets to the Sub-Adviser. The Board considered the Adviser's responsibility to oversee the Sub-Adviser and that the Adviser has similar oversight responsibilities for other registered funds for which it serves as investment adviser. Based on its review, the Board found that the nature and extent of services provided to the Funds under the Investment Advisory Agreement was appropriate and that the quality was satisfactory.

The Board reviewed and discussed the information provided by the Adviser on each Fund's advisory fee and expense ratio, as compared to comparable ETFs provided by the Adviser. The Board reviewed the annual advisory fees for the Funds and noted that the Adviser had contractually agreed to waive the fee and/or reimburse expenses to absorb certain annual operating expenses of all but one of the Funds (excluding interest expenses, a portion of each Fund's licensing fees, a portion of the offering costs, brokerage commissions and other trading expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of a Fund's business) over a certain amount. For the Clay-more/Raymond James SB-1 Equity ETF, the Board noted that the advisory fee was a unitary fee pursuant to which the Adviser assumes all expenses of the Fund (including the cost of transfer agency, custody, fund administration, legal, audit and other services) other than the fee payments under the respective Investment Advisory Agreement, distribution fees, if any, brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses. The Board noted that the advisory fees were generally within the range of the ETF peer funds. The Board concluded that the advisory fee for the Fund was reasonable under the circumstances and in light of the quality of services provided and the expense waiver and reimbursement agreements in place.

In conjunction with its review of fees, the Board also considered information provided by the Adviser on the revenues received by the Adviser under the Investment Advisory Agreement, as well as the fees waived and expenses reimbursed by the Adviser for the Funds and the estimated allocated direct and indirect costs the Adviser incurred in providing the services to the Funds, which resulted in no profit to the Adviser.

                                      Semiannual Report | November 30, 2009 | 43

Claymore Exchange-Traded Fund Trust | BOARD CONSIDERATIONS REGARDING THE ANNUAL REVIEW OF THE INVESTMENT ADVISORY AGREEMENTS (unaudited) continued

The Board considered the extent to which economies of scale could be realized with respect to the management of the Funds as the Funds grow and whether fee levels reflected a reasonable sharing of such economies of scale for the benefit of Fund investors. The Board reviewed each Fund's asset size, expense ratio, expense waiver and reimbursement agreement with the Adviser and whether the investment process produced economies of scale. The Board considered the Adviser's statement that, while it has experienced economies of scale as an organization through the introduction of new products, it is concurrently incurring new costs from increased staff and upgraded systems. Accordingly, the Board concluded that fee levels were appropriate.

The Board considered other benefits available to the Adviser because of its relationship with the Funds and noted that the administrative service fees received by the Adviser from serving as administrator provide it with additional revenue, but the Board concluded that the advisory fees were reasonable taking into account any benefits from such administration agreements.

Subadvisory Agreement

With respect to the nature, extent and quality of the services provided by the Sub-Adviser, the Board considered the qualifications, experience, reputation and skills of the Sub-Adviser's portfolio management and other key personnel. The Board concluded that the Sub-Adviser had personnel qualified to provide the services under the Subadvisory Agreement. The Board reviewed information on the performance of the Sub-Advised Funds and the performance of their benchmark indices. The Board also reviewed reports on the correlation and tracking error between the underlying index and each Sub-Advised Fund's performance. The Board noted that the Sub-Advised Funds had at times experienced challenges in tracking their respective indices as a result of the impact of significant volatility in the capital markets during the latter portion of 2008 and early 2009 on the Sub-Advised Funds' sampling methodologies. Based upon the Sub-Adviser's explanation of the particular circumstances of each of the Sub-Advised Funds', however, the Board concluded that the Sub-Adviser's investment performance was satisfactory.

The Board considered the subadvisory fees paid to the Sub-Adviser and considered that they were negotiated at arm's length between the Investment Adviser and the Sub-Adviser and that the Investment Adviser compensates the Sub-Adviser from its fees. On the basis of the information provided, the Board concluded that the subadvisory fees for the Sub-Advised Funds were reasonable.

The Board considered the Sub-Adviser's profitability and noted that the Investment Adviser compensates the Sub-Adviser from its own advisory fees and the Investment Adviser negotiated the Subadvisory Agreement with the Sub-Adviser at arm's-length. The Board also noted the Sub-Adviser's statement that it does not perform a profitability analysis specific to the Sub-Advised Funds.

The Board considered whether there were economies of scale with respect to the subadvisory services provided to the Funds under the Subadvisory Agreement. The Board noted that the Sub-Advised Funds were relatively new and had not attracted significant assets and determined to address economies of scale when the Sub-Advised Funds had significant assets.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements continue to be fair and reasonable and that the continuation of the Advisory Agreements is in the best interests of the Funds.

44 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |

Board Considerations Regarding Contract Approvals of the Interim and New Investment
ADVISORY AGREEMENTS AND INTERIM AND NEW INVESTMENT SUB-ADVISORY AGREEMENTS.

On September 28, 2009, the Board of Trustees (the "Board") of the Claymore Exchange-Traded Fund Trust (the "Trust"), including those trustees who are not "interested persons" as defined by the Investment Company Act of 1940 (the "Independent Trustees"), on the recommendation of the Nominating & Governance Committee (referred to as the "Committee" and consisting solely of the Independent Trustees) of the Board, approved: (1) an interim ("Interim Advisory Agreement") and new ("New Advisory Agreement") advisory agreement (together, the "Investment Advisory Agreements") between the Trust, on behalf of each series of the Trust (each a "Fund" and together, the "Funds"), and Claymore Advisors, LLC ("Adviser") and (2) an interim ("Interim Sub-Advisory Agreement") and new ("New Sub-Advisory Agreement") investment sub-advisory agreement (together the "Investment Sub-Advisory Agreements") among the Adviser, the Trust (on behalf of the Claymore U.S. Capital Markets Bond ETF and Claymore U.S. Capital Markets Micro-Term Fixed Income ETF (together, the "Sub-Advised Funds")) and Mellon Capital Management Corporation ("Sub-Adviser"). (The Investment Advisory Agreements and the Investment Sub-Advisory Agreements are together referred to as the "Advisory Agreements.") As part of its review process, the Committee was represented by independent legal counsel.

Based upon its review, the Board and the Committee concluded that it was in the best interest of each Fund to approve each of the Advisory Agreements. In reaching this conclusion for the Funds, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors.

INTERIM ADVISORY AGREEMENT AND NEW ADVISORY AGREEMENT

The Board reviewed materials received from the Adviser, Guggenheim Partners, LLC ("Guggenheim") and independent legal counsel. The Board also had previously received, throughout the year, Board meeting information regarding performance and operating results of each Fund. Earlier this year, the Adviser informed the Board that it was in discussions with Guggenheim concerning a strategic transaction, including a potential sale of a controlling interest in the Adviser (the "Transaction"). The Adviser provided periodic reports to representatives of the Board as to the status and nature of such discussions with Guggenheim and the Adviser's operating and financial results. In the spring of 2009, the Adviser informed the Board that Guggenheim had arranged up to $20 million of subordinated loans to Clay-more Group Inc. ("Claymore Group") as interim financing for working capital and for inventory purchases in connection with its business of creating, distributing and supervising unit investment trusts and other investment products.

Following the execution of a merger agreement between Claymore and Guggenheim (the "Merger Agreement"), a telephonic meeting was held on July 28, 2009, and attended by certain members of the Board, the chief executive officer of Claymore Group and the chief executive officer of Guggenheim. Such executive officers summarized the principal terms of the Merger Agreement, and described the Transaction, the business plans for the Adviser following the consummation of the Transaction and answered such questions as were raised at the meeting. Representatives of the Board requested additional information regarding the Transaction, Guggenheim and the impact of the Transaction on the Shareholders of the Fund.

During the third quarter of 2009, the Committee received reports on the progress of the Transaction, including the debt financing and additional equity financing arranged by Guggenheim. As part of its review process, the Committee was represented by independent legal counsel. The Committee reviewed materials received from the Adviser, Guggenheim and independent legal counsel. The Adviser and Guggenheim provided, among other information, information regarding the terms of the Transaction and potential benefits to the Adviser from the Transaction. The information provided regarding Guggenheim included (i) financial information, (ii) information regarding senior executives of the firm,
(iii) information regarding other Guggenheim affiliated investment managers,
(iv) information regarding litigation and regulatory matters and (v) potential conflicts of interest. The Adviser and Guggenheim also provided information regarding Guggenheim's and the Adviser's intentions for the business, operations and personnel of the Adviser following the closing of the Transaction. The Committee met and discussed the Transaction and the Interim Advisory Agreement and the New Advisory Agreement in September 2009. Additional supplemental information regarding the Transaction and Guggenheim was provided by the Adviser and Guggenheim and reviewed by the Committee.

Subsequent to these meetings, the Board met in person to consider the Interim Advisory Agreement and the New Advisory Agreement at a meeting held on September 28, 2009. The Board met with representatives of the Adviser and Guggenheim to discuss the Transaction. Representatives from the Adviser and Guggenheim discussed the Transaction with, and answered questions from, the Board. The Committee met in executive session to discuss the Transaction and the information provided at the Board meeting. The Committee concluded that it was in the best interest of the Funds to approve the Interim Advisory Agreement and New Advisory Agreement and, accordingly, recommended to the Board the approval of the Interim Advisory Agreement and New Advisory Agreement. The Board subsequently approved the Interim Advisory Agreement and approved the New Advisory Agreement for a one-year term. The Board also determined to consider the continuation of the Investment Advisory Agreements during the course of the one-year term by conducting a thorough review of the various information that is part of the Board's regular annual consideration of the continuation of the Fund's advisory agreement. In reaching the conclusion to approve the Interim Advisory Agreement and New Advisory Agreement, no single factor was determinative in the Board's analysis, but rather the Board considered a variety of factors. Provided below is an overview of the primary factors the Board considered in connection with the review of the Interim Advisory Agreement and the New Advisory Agreement.

In connection with the Board's consideration of the Interim Advisory Agreement and the New Advisory Agreement, the Trustees considered, among other information, the following factors, in addition to other factors noted in the proxy statement:

      o within the last year, the Board had engaged in a thorough review of the various factors, including fees and performance, that are part of the decision whether to continue an advisory agreement;

      o Board approval of the Trust's Advisory Agreements was a condition to the closing of the Transaction;

      o Claymore's statement to the Board that the manner in which each Fund's assets are managed will not change as a result of the Transaction;

      o the aggregate advisory fee rate payable by each Fund will not change under the Interim Advisory Agreement or New Advisory Agreement;

      o there are no material differences between the terms of the Interim Advisory Agree- ment and New Advisory Agreement and the terms of the Trust's prior advisory agreement, except for those provisions in the Interim Advisory Agreement which are necessary to comply with Rule 15a-4 under the 1940 Act;

      o the capabilities of the Adviser's personnel who will provide advisory (if applicable), management, shareholder servicing and administrative services to each Fund are not expected to change, and the key personnel who currently provide advisory (if appli-cable), management, shareholder servicing and administrative services to each Fund are expected to continue to do so after the Transaction;


                                      Semiannual Report | November 30, 2009 | 45

Claymore Exchange-Traded Fund Trust | BOARD CONSIDERATIONS REGARDING CONTRACT APPROVALS OF THE INTERIM AND NEW INVESTMENT ADVISORY AGREEMENTS AND INTERIM AND NEW INVESTMENT SUB-ADVISORY AGREEMENTS.

      o the assurance from the Adviser and Guggenheim that following the Transaction there will not be any diminution in the nature, quality and extent of services provided to each Fund;

      o    the Adviser's current financial condition;

      o the impact of the Transaction on the Adviser's day-to-day operations;

      o the reputation, capabilities, experience, organizational structure and financial resources of Guggenheim;

      o the long-term business goals of Guggenheim and the Adviser with regard to the business and operations of the Adviser;

      o that shareholders of each Fund will not bear any costs in connection with the Trans- action, inasmuch as the Adviser will bear the costs, fees and expenses incurred by each Fund in connection with the proxy statement and any other costs of a Fund associated with the Transaction; and

      o that the Adviser and relevant acquisition subsidiaries have agreed to refrain from imposing or seeking to impose, for a period of two years after the Closing, any"unfair burden"(within the meaning of Section 15(f) of 1940 Act) on the Trust.


Nature, Extent and Quality of Services Provided by the Adviser. The Board noted that key investment (if applicable) and management personnel servicing each Fund are expected to remain with the Adviser following the Transaction and that the services provided to each Fund by the Adviser are not expected to change. The Board also considered the Adviser's and Guggenheim's representations to the Board that Guggenheim intends for the Adviser to continue to operate following the closing of the Transaction in much the same manner as it operates today, and that the impact of the Transaction on the day-to-day operations of the Adviser would be neutral or positive. The Board also considered Guggenheim's statement that the Adviser's compliance policies and procedures, disaster recovery plans, information security controls and insurance program would not change materially following consummation of the Transaction. Based on this review, the Board concluded that the range and quality of services provided by the Adviser to the Trust were expected to continue under the Interim Advisory Agreement and the New Advisory Agreement at the same or improved levels.

Advisory Fees. The Board also considered the fact that the advisory fee rates payable to the Adviser would be the same under the Interim Advisory Agreement and New Advisory Agreement as they are under the Trust's prior advisory agreement, which had within the last year been determined to be reasonable. The Board concluded that these factors supported approval of the Interim Advisory Agreement and New Advisory Agreement.

Performance. With respect to the performance of the Funds, the Board considered that, for the Sub-Advised Funds, the Sub-Adviser would continue to manage the portfolios following the closing of the Transaction, subject to shareholder approval of the new sub-advisory agreement. For those Funds for which the Adviser has retained responsibility for the management of the portfolios (i.e. all Funds other than the Sub-Advised Funds), the Board considered that the portfolio management personnel currently responsible for the management of the portfolios were expected to continue to manage the portfolios following the closing of the Transaction with at least the same or improved resources. The Board concluded that these factors supported approval of the Interim Advisory Agreement and New Advisory Agreement.

Profitability. The Board noted that it was too early to predict how the Transaction may affect the Adviser's future profitability from its relationship with the Trust, but concluded that this matter would be given further consideration on an annual basis going forward. The Board also noted that the Adviser's fee rates under the Interim Advisory Agreement and New Advisory Agreement are the same as those assessed under the Trust's prior advisory agreement.

Economies of Scale. The Board considered any potential economies of scale that may result from the Transaction. The Board further noted Guggenheim's statement that such economies of scale could not be predicted in advance of the closing of the Transaction.

Other Benefits. The Board noted its prior determination that the advisory fees were reasonable, taking into consideration other benefits to the Adviser (including the receipt by Claymore of an administrative fee). The Board also considered other benefits to the Adviser, Guggenheim and their affiliates expected to be derived from their relationships with the Trust as a result of the Transaction and noted that no additional benefits were reported by the Adviser or Guggenheim as a result of the Transaction. Therefore, the Board concluded that the advisory fees continued to be reasonable, taking into consideration other benefits.

NEW SUB-ADVISORY AGREEMENT AND INTERIM SUB-ADVISORY AGREEMENT

In conjunction with the consideration of the Transaction and the approval of a New Advisory Agreement and Interim Advisory Agreement, the Board, including the Independent Trustees, also considered the Trust's New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. The Board noted that while the closing of the Transaction would result in the termination of the prior sub-advisory agreement pursuant to its terms, the Sub-Adviser was not a party to the Transaction and the operations of the Sub-Adviser and the services to be provided by the Sub-Adviser would be unaffected by the Transaction.

The Board determined that there were no material differences between the terms of the Interim Sub-Advisory Agreement and the prior sub-advisory agreement, except with respect to those provisions required to comply with Rule 15a-4 under the 1940 Act, and that there were no material differences between the terms of the New Sub-Advisory Agreement and the prior sub-advisory agreement. The Board noted that the compensation to be received by the Sub-Adviser under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement is not greater than the compensation the Sub-Adviser would have received under the prior sub-advisory agreement. The Board noted that the scope and quality of services to be provided to the Fund under the Interim Sub-Advisory Agreement and New Sub-Advisory Agreement would be at least equivalent to the scope and quality of services provided under the prior sub-advisory agreement. The Board noted that, within the last year, it had engaged in a thorough review of the various factors, including fees and performance, that are part of the evaluation of the renewal or approval of a sub-advisory agreement.

The Board noted that the factors previously considered with respect to approval of the prior sub-advisory agreement continued to support the approval of the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement. The Board also determined to consider such factors again within one year of the execution of the New Sub-Advisory Agreement. Based upon its review, the Board concluded that it was in the best interest of the Trust to approve the New Sub-Advisory Agreement and Interim Sub-Advisory Agreement.

OVERALL CONCLUSIONS

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Advisory Agreements are fair and reasonable and that approval of the Advisory Agreements is in the best interests of the Trust.

46 | Semiannual Report | November 30, 2009

Claymore Exchange-Traded Fund Trust |
Trust INFORMATIONl

BOARD OF TRUSTEES
Randall C. Barnes

Ronald A. Nyberg

Ronald E. Toupin, Jr.

OFFICERS
J. Thomas Futrell
Chief Executive Officer

Steven M. Hill
Chief Accounting Officer,
Chief Financial Officer and Treasurer

Kevin M. Robinson
Chief Legal Officer

Bruce Saxon
Chief Compliance Officer

Melissa J. Nguyen
Secretary

William H. Belden III
Vice President

Chuck Craig
Vice President

INVESTMENT ADVISER
Claymore Advisors, LLC
Lisle, IL

INVESTMENT SUBADVISER (UBD AND ULQ)
Mellon Capital Management Corporation
San Francisco, CA

DISTRIBUTOR
Claymore Securities, Inc.
Lisle, IL

ADMINISTRATOR
Claymore Advisors, LLC
Lisle, IL

ACCOUNTING AGENT, CUSTODIAN AND TRANSFER AGENT
The Bank of New York Mellon
New York, NY

LEGAL COUNSEL
Dechert LLP
New York, NY

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL

PRIVACY PRINCIPLES OF THE TRUST FOR SHAREHOLDERS
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Funds collect, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds. The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

The Funds restrict access to non-public personal information about the shareholders to Claymore Advisors, LLC employees with a legitimate business need for the information. The Funds maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

QUESTIONS CONCERNING YOUR SHARES OF THE TRUST?
o If your shares are held in a Brokerage Account, contact your Broker.

This report is sent to shareholders of the Funds for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

A description of the Funds' proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Funds at (888) 949-3837. Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling
(888) 949-3837, by visiting Claymore's website at www.claymore.com or by accessing the Funds' Form N-PX on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available on the SEC website at www.sec.gov or by visiting Claymore's website at www.claymore.com. The Funds' Form N-Q may also be viewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

                                      Semiannual Report | November 30, 2009 | 47

About the FUND MANAGER |

CLAYMORE ADVISORS, LLC
Claymore Advisors, LLC manages the investment and reinvestment of each Fund's assets and administers the affairs of each Fund to the extent requested by the Board of Trustees. Claymore Advisors, LLC also acts as investment adviser to closed-end and open-end management investment companies. Claymore entities have provided supervision, management or servicing on approximately $14.3 billion in assets as of November 30, 2009. Claymore currently offers exchange-traded funds, closed-end funds, and unit investment trusts.

PORTFOLIO MANAGEMENT
The portfolio manager who is currently responsible for the day-to-day management of the Funds' portfolio is Chuck Craig, CFA. Mr. Craig has managed each Fund's portfolio since its inception. Mr. Craig is a Managing Director, Portfolio Management and Supervision, of the Investment Adviser and Claymore Securities, Inc. and joined Claymore Securities, Inc. in May of 2003. Before joining Claymore Securities, Inc., Mr. Craig spent four years with First Trust Portfolios L.P. (formerly Nike Securities) as an equity-research analyst and portfolio manager within the Equity Strategy Research group. Mr. Craig received a M.S. in Financial Markets from the Center for Law and Financial Markets at the Illinois Institute of Technology. He also earned a B.S. in Finance from Northern Illinois University.

Mellon Capital Management Corporation ("Mellon Capital") acts as the sub-adviser for U.S. Capital Markets Bond ETF and U.S. Capital Markets Micro-Term Fixed Income ETF, pursuant to a sub-advisory agreement with the Investment Adviser. In this capacity, Mellon Capital supervises and manages the investment portfolio for the three aforementioned Funds, and directs the purchases and sales of each Fund's investment securities.

CLAYMORE EXCHANGE-TRADED FUND TRUST OVERVIEW
The Claymore Exchange-Traded Fund Trust (the "Trust") is an investment company consisting of 20 separate exchange-traded "index funds" as of November 30, 2009. The investment objective of each of the funds is to replicate as closely as possible, before fees and expenses, the performance of a specified market index.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE FUND INCLUDING A DISCUSSION OF INVESTMENT OBJECTIVES, RISKS, ONGOING EXPENSES AND SALES CHARGES. IF A PROSPECTUS DID NOT ACCOMPANY THIS REPORT, YOU CAN OBTAIN ONE FROM YOUR FINANCIAL ADVISER, FROM OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING
(888) 949-3837. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING. THE STATEMENT OF ADDITIONAL INFORMATION THAT INCLUDES ADDI- TIONAL INFORMATION ABOUT THE TRUSTEES IS ALSO AVAILABLE, WITHOUT CHARGE, UPON REQUEST VIA OUR WEBSITE AT HTTP://WWW.CLAYMORE.COM OR BY CALLING (888) 949-3837. ALL FUNDS ARE SUBJECT TO MARKET RISK AND SHARES WHEN SOLD MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

CLAYMORE SECURITIES, INC.
2455 Corporate West Drive
Lisle, IL 60532
Member FINRA/SIPC (01/10)

            NOT FDIC-INSURED | NOT BANK-GUARANTEED | MAY LOSE VALUE

                                                              CETFT-001-SAR-1109

ITEM 2. CODE OF ETHICS.

Not applicable for a semi-annual reporting period.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for a semi-annual reporting period.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for a semi-annual reporting period.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for a semi-annual reporting period.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that based on such evaluation, the registrant's disclosure controls and procedures were effective as of that date in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940.

(a)(3) Not Applicable.

(b) Certifications of principal executive officer and principal financial officer pursuant to Rule 30a-2(b) of the Investment Company Act of 1940 and
Section 906 of the Sarbanes-Oxley Act of 2002.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Claymore Exchange-Traded Fund Trust

By:  /s/ J. Thomas Futrell
     -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    February 8, 2010

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ J. Thomas Futrell
     -----------------------------------------------------------------------

Name:    J. Thomas Futrell

Title:   Chief Executive Officer

Date:    February 8, 2010

By:  /s/ Steven M. Hill
     -----------------------------------------------------------------------

Name:    Steven M. Hill

Title:   Treasurer and Chief Financial Officer

Date:    February 8, 2010